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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 9/30/10


Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                   Value
-------------------------------------------------------------------------------------------------------------------
Bank Loans -- 0.1%
Automotive - Cars and Light Trucks -- 0.1%
             $680,433 Ford Motor Co.
                      3.0100%, 12/15/13***                                                          $       665,906
              700,246 Ford Motor Co.
                      3.0500%, 12/15/13***                                                                  685,296
                                                                                                          1,351,202
Data Processing and Management -- 0%
              480,000 Fidelity National Information
                      5.2500%, 7/18/16***                                                                   483,302
-------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $1,815,482)                                                                        1,834,504
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 56.0%
Aerospace and Defense -- 1.7%
              275,465 Boeing Co.                                                                         18,329,441
              357,439 Empresa Brasileira de Aeronautica S.A. (ADR)                                       10,147,693
                                                                                                         28,477,134
Agricultural Chemicals -- 1.1%
              384,034 Syngenta A.G. (ADR)**                                                              19,121,053
Applications Software -- 0.4%
              279,077 Microsoft Corp.                                                                     6,834,596
Athletic Footwear -- 1.5%
              311,559 NIKE, Inc. - Class B                                                               24,968,338
Automotive - Cars and Light Trucks -- 0.8%
              202,895 Daimler A.G.*,**                                                                   12,843,254
Cable Television -- 0.7%
              297,021 DIRECTV-Class A*                                                                   12,364,984
Casino Hotels -- 0.5%
            1,072,697 Crown, Ltd.                                                                         8,696,912
Cellular Telecommunications -- 0.4%
              282,090 Vodafone Group PLC**                                                                6,998,653
Commercial Banks -- 1.2%
              153,600 ICICI Bank, Ltd. (ADR)                                                              7,656,960
              265,195 Itau Unibanco Holding S.A. (ADR)                                                    6,412,415
              215,041 Standard Chartered PLC**                                                            6,178,486
                                                                                                         20,247,861
Commercial Services - Finance -- 0.9%
              242,000 Paychex, Inc.                                                                       6,652,580
              488,771 Western Union Co.                                                                   8,636,584
                                                                                                         15,289,164
Computer Services -- 1.9%
              236,822 International Business Machines Corp.                                              31,767,303
Computers -- 2.3%
               88,558 Apple, Inc.*                                                                       25,128,333
              277,970 Research In Motion, Ltd. (U.S. Shares)*                                            13,534,359
                                                                                                         38,662,692
Cosmetics and Toiletries -- 1.2%
              254,369 Colgate-Palmolive Co.                                                              19,550,801
Diversified Banking Institutions -- 3.9%
            1,751,303 Bank of America Corp.                                                              22,959,582
              441,315 Credit Suisse Group A.G. (ADR)**                                                   18,782,367
              941,591 Morgan Stanley                                                                     23,238,466
                                                                                                         64,980,415
Diversified Operations -- 1.3%
              477,314 Danaher Corp.                                                                      19,383,721
            3,044,640 Melco International Development, Ltd.*                                              1,550,172
                                                                                                         20,933,893
E-Commerce/Services -- 1.0%
              598,534 eBay, Inc.*                                                                        14,604,229
              176,780 Liberty Media Corp. - Interactive - Class A*                                        2,423,654
                                                                                                         17,027,883
Electric Products - Miscellaneous -- 0.6%
              179,382 Emerson Electric Co.                                                                9,446,256
Electronic Components - Semiconductors -- 0.6%
              118,243 Broadcom Corp. - Class A                                                            4,184,620
              180,000 Microchip Technology, Inc.                                                          5,661,000
                                                                                                          9,845,620
Electronic Connectors -- 0.6%
              209,358 Amphenol Corp. - Class A                                                           10,254,355
Enterprise Software/Services -- 1.8%
            1,124,030 Oracle Corp.                                                                       30,180,206
Finance - Investment Bankers/Brokers -- 0.5%
              573,030 Charles Schwab Corp.                                                                7,965,117
Finance - Other Services -- 0.8%
              454,480 NYSE Euronext                                                                      12,984,494
Food - Miscellaneous/Diversified -- 1.4%
              308,983 General Mills, Inc.                                                                11,290,239
              221,316 Nestle S.A.**                                                                      11,798,304
                                                                                                         23,088,543
Food - Wholesale/Distribution -- 0.5%
              287,370 Sysco Corp.                                                                         8,195,792
Hotels and Motels -- 0.5%
              214,920 Marriott International, Inc. - Class A                                              7,700,584
Industrial Gases -- 0.7%
              122,227 Praxair, Inc.                                                                      11,032,209
Investment Management and Advisory Services -- 0.5%
              717,615 Blackstone Group L.P.                                                               9,106,534
Life and Health Insurance -- 0.4%
              136,310 AFLAC, Inc.                                                                         7,048,590
Medical - Biomedical and Genetic -- 1.8%
              246,008 Celgene Corp.*                                                                     14,172,521
              465,795 Gilead Sciences, Inc.*                                                             16,586,960
                                                                                                         30,759,481
Medical - Drugs -- 2.4%
              234,007 Abbott Laboratories                                                                12,224,526
            1,042,554 Bristol-Myers Squibb Co.                                                           28,263,639
                                                                                                         40,488,165
Medical Products -- 1.5%
              417,695 Johnson & Johnson                                                                  25,880,382
Metal - Copper -- 0.4%
               81,074 Freeport-McMoRan Copper & Gold, Inc. - Class B                                      6,922,909
Metal Processors and Fabricators -- 0.5%
               65,375 Precision Castparts Corp.                                                           8,325,506
Networking Products -- 1.8%
            1,390,083 Cisco Systems, Inc.*                                                               30,442,818
Oil Companies - Exploration and Production -- 2.1%
              585,343 EnCana Corp. (U.S. Shares)                                                         17,694,919
              212,918 Occidental Petroleum Corp.                                                         16,671,479
                                                                                                         34,366,398
Oil Companies - Integrated -- 2.9%
              107,460 Chevron Corp.                                                                       8,709,633
              369,580 Hess Corp.                                                                         21,849,570
              521,109 Petroleo Brasileiro S.A. (U.S. Shares)                                             17,102,797
                                                                                                         47,662,000
Optical Supplies -- 0.3%
               27,127 Alcon, Inc. (U.S. Shares)**                                                         4,524,512
Pharmacy Services -- 0.5%
              161,190 Express Scripts, Inc. - Class A*                                                    7,849,953
Pipelines -- 0.2%
               67,593 Enterprise Products Partners L.P.                                                   2,681,414
Retail - Building Products -- 0.7%
              361,912 Home Depot, Inc.                                                                   11,465,372
Retail - Discount -- 0.7%
              231,960 Target Corp.                                                                       12,395,942
Retail - Drug Store -- 0.4%
              225,003 CVS Caremark Corp.**                                                                7,080,844
Retail - Regional Department Stores -- 0.7%
              232,965 Kohl's Corp.*                                                                      12,272,596
Semiconductor Components/Integrated Circuits -- 0.4%
              330,655 Marvell Technology Group, Ltd.*                                                     5,789,769
Soap and Cleaning Preparations -- 0.8%
              231,681 Reckitt Benckiser Group PLC**                                                      12,752,253
Telecommunication Equipment - Fiber Optics -- 0.8%
              762,863 Corning, Inc.                                                                      13,945,136
Television -- 0.9%
              906,676 CBS Corp. - Class B                                                                14,379,881
Tobacco -- 3.0%
              496,670 Altria Group, Inc.                                                                 11,930,013
              689,775 Philip Morris International, Inc.                                                  38,641,196
                                                                                                         50,571,209
Toys -- 0.7%
              464,850 Mattel, Inc.                                                                       10,905,381
Transportation - Railroad -- 2.1%
              144,852 Canadian National Railway Co. (U.S. Shares)                                         9,273,425
              323,398 Union Pacific Corp.                                                                26,453,957
                                                                                                         35,727,382
Web Portals/Internet Service Providers -- 0.7%
              861,665 Yahoo!, Inc.*                                                                      12,209,793
-------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $796,356,055)                                                                  935,012,332
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 32.9%
Advertising Services -- 0.2%
            $ 485,000 WPP Finance UK
                      5.8750%  6/15/14**                                                                    537,389
            1,962,000 WPP Finance UK
                      8.0000%  9/15/14**                                                                  2,339,881
                                                                                                          2,877,270
Agricultural Chemicals -- 0.1%
            1,785,000 Mosaic Co.
                      7.6250%  12/1/16 (144A)                                                             1,935,372
Apparel Manufacturers -- 0.1%
            1,977,000 Hanesbrands, Inc.
                      4.1211%  12/15/14***                                                                1,902,863
Automotive - Truck Parts and Equipment - Original -- 0.1%
            1,328,000 BorgWarner, Inc.
                      4.6250%  9/15/20                                                                    1,348,617
Automotive - Cars and Light Trucks -- 0.3%
            3,435,000 Daimler Finance North America LLC
                      6.5000%  11/15/13                                                                   3,929,046
              440,000 Hyundai Capital America
                      3.7500%  4/6/16 (144A)                                                                443,049
                                                                                                          4,372,095
Beverages -- Non-Alcoholic -- 0.1%
            1,061,000 PepsiCo, Inc.
                      3.7500%  3/1/14                                                                     1,147,673
Brewery -- 0.7%
            3,769,000 Anheuser-Busch InBev Worldwide, Inc.
                      7.2000%  1/15/14 (144A)                                                             4,391,899
            5,060,000 Anheuser-Busch InBev Worldwide, Inc.
                      7.7500%  1/15/19 (144A)                                                             6,563,893
                                                                                                         10,955,792
Building - Residential and Commercial -- 0.2%
            1,185,000 D.R. Horton, Inc.
                      7.8750%  8/15/11                                                                    1,235,362
            1,711,000 MDC Holdings, Inc.
                      5.3750%  12/15/14                                                                   1,766,868
                                                                                                          3,002,230
Building and Construction Products - Miscellaneous -- 0.1%
            1,710,000 Owens Corning
                      9.0000%  6/15/19                                                                    2,022,761
Building Products - Cement and Aggregate -- 0.5%
            1,199,000 CRH America, Inc.
                      6.9500%  3/15/12                                                                    1,279,900
              663,000 CRH America, Inc.
                      5.6250%  9/30/11                                                                      690,206
            1,412,000 CRH America, Inc.
                      8.1250%  7/15/18                                                                    1,702,623
            3,067,000 Hanson, Ltd.
                      6.1250%  8/15/16**                                                                  3,078,501
            1,511,000 Holcim U.S. Finance (U.S. Shares)
                      6.0000%  12/30/19 (144A)**                                                          1,648,755
                                                                                                          8,399,985
Cable Television -- 0.7%
            2,025,000 Comcast Corp.
                      5.1500%  3/1/20                                                                     2,213,120
            3,040,000 Comcast Corp.
                      6.5500%  7/1/39                                                                     3,441,368
            1,018,000 Comcast Corp.
                      6.4000%  3/1/40                                                                     1,131,847
            2,824,000 COX Communications, Inc.
                      6.2500%  6/1/18 (144A)                                                              3,255,804
            1,183,000 COX Communications, Inc.
                      9.3750%  1/15/19 (144A)                                                             1,601,256
                                                                                                         11,643,395
Chemicals - Diversified -- 0.4%
              957,000 Dow Chemical Co.
                      7.6000%  5/15/14                                                                    1,117,817
            4,647,000 Dow Chemical Co.
                      8.5500%  5/15/19                                                                    5,867,721
                                                                                                          6,985,538
Coal -- 0%
              437,000 Peabody Energy Corp.
                      6.5000%  9/15/20                                                                      470,321
Coatings and Paint Products -- 0.4%
            3,551,000 RPM International, Inc.
                      6.1250%  10/15/19                                                                   3,859,838
            2,842,000 Sherwin-Williams Co.
                      3.1250%  12/15/14                                                                   3,011,610
                                                                                                          6,871,448
Commercial Banks -- 2.4%
            5,885,000 American Express Bank FSB
                      5.5000%  4/16/13                                                                    6,405,587
            2,088,000 Credit Suisse A.G.
                      5.4000%  1/14/20**                                                                  2,227,391
            2,549,000 Credit Suisse New York
                      5.0000%  5/15/13**                                                                  2,776,965
            4,093,000 Credit Suisse New York
                      5.5000%  5/1/14**                                                                   4,584,880
            4,586,000 Discover Bank
                      8.7000%  11/18/19                                                                   5,411,269
            1,369,000 Discover Bank
                      7.0000%  4/15/20                                                                    1,489,280
            3,327,000 HSBC USA, Inc.
                      5.0000%  9/27/20                                                                    3,324,458
              513,000 Regions Bank
                      7.5000%  5/15/18                                                                      540,511
            1,699,000 Regions Financial Corp.
                      4.8750%  4/26/13                                                                    1,719,694
              821,000 Regions Financial Corp.
                      5.7500%  6/15/15                                                                      835,170
            4,384,000 Royal Bank of Scotland PLC
                      3.9500%  9/21/15**                                                                  4,429,835
              385,000 State Bank of India - London
                      4.5000%  7/27/15 (144A)                                                               390,278
            1,296,000 SVB Financial Group
                      5.3750%  9/15/20                                                                    1,316,434
            1,453,000 U.S. Bank NA
                      3.7780%  4/29/20***                                                                 1,513,689
            2,113,000 Zions BanCorporation
                      7.7500%  9/23/14                                                                    2,238,929
              492,000 Zions BanCorporation
                      5.5000%  11/16/15                                                                     485,792
                                                                                                         39,690,162
Computer Services -- 0.1%
            1,530,000 Affiliated Computer Services, Inc.
                      5.2000%  6/1/15                                                                     1,664,285
Computers - Memory Devices -- 0.4%
            3,388,000 Seagate Technology
                      6.3750%  10/1/11                                                                    3,489,640
            2,544,000 Seagate Technology
                      10.0000%  5/1/14 (144A)                                                             3,001,920
                                                                                                          6,491,560
Data Processing and Management -- 0.4%
            2,188,000 Fiserv, Inc.
                      3.1250%  10/1/15                                                                    2,220,794
            3,964,000 Fiserv, Inc.
                      4.6250%  10/1/20                                                                    4,006,565
                                                                                                          6,227,359
Dialysis Centers -- 0.2%
            2,341,000 DaVita, Inc.
                      6.6250%  3/15/13                                                                    2,379,041
            1,597,000 DaVita, Inc.
                      7.2500%  3/15/15                                                                    1,657,886
                                                                                                          4,036,927
Diversified Banking Institutions -- 2.5%
            5,532,000 Bank of America Corp.
                      5.6250%  7/1/20                                                                     5,845,659
            3,482,000 Citigroup, Inc.
                      5.6250%  8/27/12                                                                    3,680,223
            2,868,000 Citigroup, Inc.
                      5.3000%  10/17/12                                                                   3,056,428
            1,595,000 Citigroup, Inc.
                      4.7500%  5/19/15                                                                    1,678,088
            6,372,000 Citigroup, Inc.
                      5.3750%  8/9/20                                                                     6,592,675
              741,000 Goldman Sachs
                      3.7000%  8/1/15                                                                       758,125
            5,401,000 Goldman Sachs
                      6.0000%  6/15/20                                                                    5,940,490
            2,693,000 JPMorgan Chase & Co.
                      6.0000%  1/15/18                                                                    3,075,349
            1,581,000 JPMorgan Chase & Co.
                      4.4000%  7/22/20                                                                    1,619,113
              959,000 Morgan Stanley
                      6.7500%  4/15/11                                                                      987,751
              942,000 Morgan Stanley
                      5.2500%  11/2/12                                                                    1,005,722
            1,922,000 Morgan Stanley
                      4.0000%  7/24/15                                                                    1,958,789
            1,540,000 Morgan Stanley
                      5.6250%  9/23/19                                                                    1,603,372
            1,581,000 Morgan Stanley
                      5.5000%  7/24/20                                                                    1,628,775
            2,583,000 UBS A.G.
                      4.8750%  8/4/20**                                                                   2,723,567
                                                                                                         42,154,126
Diversified Financial Services -- 1.6%
            4,300,000 American Express Travel Related Services Co., Inc.
                      5.2500%  11/21/11 (144A)                                                            4,478,343
            1,231,000 General Electric Capital Corp.
                      4.8000%  5/1/13                                                                     1,328,712
            1,769,000 General Electric Capital Corp.
                      5.9000%  5/13/14                                                                    2,003,576
            8,274,000 General Electric Capital Corp.
                      6.0000%  8/7/19                                                                     9,309,781
            5,039,000 General Electric Capital Corp.
                      5.5000%  1/8/20                                                                     5,512,202
            2,920,000 General Electric Capital Corp.
                      6.8750%  1/10/39                                                                    3,353,313
                                                                                                         25,985,927
Diversified Minerals -- 0.8%
            1,294,000 Teck Resources, Ltd.
                      7.0000%  9/15/12                                                                    1,395,768
            1,148,000 Teck Resources, Ltd.
                      9.7500%  5/15/14                                                                    1,415,390
            2,735,000 Teck Resources, Ltd.
                      5.3750%  10/1/15                                                                    3,010,324
            1,221,000 Teck Resources, Ltd.
                      10.2500%  5/15/16                                                                   1,483,515
              990,000 Teck Resources, Ltd.
                      10.7500%  5/15/19                                                                   1,246,707
            3,027,000 Teck Resources, Ltd.
                      6.1250%  10/1/35                                                                    3,223,274
            1,053,000 Vale Overseas, Ltd.
                      4.6250%  9/15/20                                                                    1,087,579
            1,053,000 Vale Overseas, Ltd.
                      6.8750%  11/10/39                                                                   1,206,697
                                                                                                         14,069,254
Diversified Operations -- 0.4%
            5,600,000 Tyco Electronics Group S.A.
                      6.0000%  10/1/12**                                                                  6,055,873
              602,000 Tyco International Finance S.A.
                      4.1250%  10/15/14**                                                                   655,237
                                                                                                          6,711,110
Electric - Integrated -- 0.7%
            1,345,000 CMS Energy Corp.
                      8.5000%  4/15/11                                                                    1,387,655
            1,726,000 CMS Energy Corp.
                      1.4759%  1/15/13***                                                                 1,639,700
            1,901,000 CMS Energy Corp.
                      4.2500%  9/30/15                                                                    1,917,402
            1,172,000 Pacific Gas & Electric Co.
                      4.2000%  3/1/11                                                                     1,189,561
            2,458,000 Virginia Electric and Power Co.
                      5.1000%  11/30/12                                                                   2,674,056
            3,148,000 Xcel Energy, Inc.
                      4.7000%  5/15/20                                                                    3,422,594
                                                                                                         12,230,968
Electronic Components - Semiconductors -- 0.5%
            3,619,000 National Semiconductor Corp.
                      6.1500%  6/15/12                                                                    3,858,520
            3,020,000 National Semiconductor Corp.
                      3.9500%  4/15/15                                                                    3,168,016
            1,723,000 National Semiconductor Corp.
                      6.6000%  6/15/17                                                                    2,008,422
                                                                                                          9,034,958
Electronic Connectors -- 0.3%
            5,115,000 Amphenol Corp.
                      4.7500%  11/15/14                                                                   5,549,350
Electronic Measuring Instruments -- 0.1%
            1,081,000 Agilent Technologies, Inc.
                      0.5000%  7/15/13 (144A)                                                             1,102,795
Electronics - Military -- 0.5%
              621,000 L-3 Communications Corp.
                      5.8750%  1/15/15                                                                      634,973
            7,482,000 L-3 Communications Corp.
                      6.3750%  10/15/15                                                                   7,715,812
                                                                                                          8,350,785
Enterprise Software/Services -- 0.2%
            2,661,000 BMC Software, Inc.
                      7.2500%  6/1/18                                                                     3,213,040
Finance - Auto Loans -- 0.5%
            1,721,000 Ford Motor Credit Co. LLC
                      7.2500%  10/25/11                                                                   1,806,585
            1,857,000 Ford Motor Credit Co. LLC
                      7.5000%  8/1/12                                                                     1,971,315
            1,505,000 Ford Motor Credit Co. LLC
                      8.0000%  6/1/14                                                                     1,645,751
            2,344,000 Ford Motor Credit Co. LLC
                      6.6250%  8/15/17                                                                    2,497,382
                                                                                                          7,921,033
Finance - Credit Card -- 0.3%
            1,472,000 American Express Co.
                      7.3000%  8/20/13                                                                    1,691,959
            2,739,000 American Express Co.
                      6.8000%  9/1/66***                                                                  2,739,000
                                                                                                          4,430,959
Finance - Investment Bankers/Brokers -- 0.8%
            1,411,000 Charles Schwab Corp.
                      4.4500%  7/22/20                                                                    1,474,789
            3,141,000 Jefferies Group, Inc.
                      8.5000%  7/15/19                                                                    3,647,043
            1,504,000 Lazard Group LLC
                      7.1250%  5/15/15                                                                    1,640,763
            1,207,000 Schwab Capital Trust I
                      7.5000%  11/15/37***                                                                1,236,837
            2,757,000 TD Ameritrade Holding Corp.
                      4.1500%  12/1/14                                                                    2,929,031
            1,566,000 TD Ameritrade Holding Corp.
                      5.6000%  12/1/19                                                                    1,730,452
                                                                                                         12,658,915
Finance - Other Services -- 0.2%
            3,185,000 CME Group, Inc.
                      5.7500%  2/15/14                                                                    3,613,204
Food - Meat Products -- 0.6%
            1,959,000 Smithfield Foods, Inc.
                      7.0000%  8/1/11                                                                     2,017,770
              181,000 Smithfield Foods, Inc.
                      7.7500%  5/15/13                                                                      187,109
            7,117,000 Tyson Foods Inc.
                      7.3500%  4/1/16                                                                     7,873,181
                                                                                                         10,078,060
Food - Miscellaneous/Diversified -- 0.8%
            2,712,000 Corn Products International, Inc.
                      3.2000%  11/1/15                                                                    2,764,192
            2,201,000 Corn Products International, Inc.
                      6.6250%  4/15/37                                                                    2,404,163
              539,000 Kellogg Co.
                      4.2500%  3/6/13                                                                       578,078
              913,000 Kraft Foods, Inc.
                      2.6250%  5/8/13                                                                       946,261
            2,254,000 Kraft Foods, Inc.
                      5.3750%  2/10/20                                                                    2,517,829
            2,908,000 Kraft Foods, Inc.
                      6.5000%  2/9/40                                                                     3,404,878
                                                                                                         12,615,401
Food - Retail -- 0.2%
            2,406,000 Delhaize Group
                      5.8750%  2/1/14**                                                                   2,715,575
Gold Mining -- 0.1%
            1,370,000 Gold Fields Orogen Holdings
                      4.8750%, 10/7/20                                                                    1,360,410
Hotels and Motels -- 0.2%
            1,360,000 Hyatt Hotels Corp.
                      5.7500%  8/15/15 (144A)                                                             1,466,614
              590,000 Starwood Hotels & Resorts Worldwide, Inc.
                      6.7500%  5/15/18                                                                      634,250
            1,784,000 Wyndham Worldwide
                      5.7500%  2/1/18                                                                     1,789,650
                                                                                                          3,890,514
Investment Management and Advisory Services -- 0.7%
            2,917,000 Ameriprise Financial, Inc.
                      7.3000%  6/28/19                                                                    3,615,450
            1,021,000 Ameriprise Financial, Inc.
                      5.3000%  3/15/20                                                                    1,128,052
            3,303,000 Ameriprise Financial, Inc.
                      7.5180%  6/1/66***                                                                  3,286,485
            2,070,000 FMR LLC
                      6.4500%  11/15/39 (144A)                                                            2,113,447
              982,000 Franklin Resources, Inc.
                      3.1250%  5/20/15                                                                    1,034,809
                                                                                                         11,178,243
Life and Health Insurance -- 0.1%
            1,105,000 Aflac, Inc.
                      6.9000%  12/17/39                                                                   1,217,216
              602,000 Prudential Financial, Inc.
                      4.7500%  6/13/15                                                                      654,272
                                                                                                          1,871,488
Medical - Biomedical and Genetic -- 0.2%
            1,104,000 Bio-Rad Laboratories, Inc.
                      6.1250%  12/15/14                                                                   1,126,080
            1,144,000 Genzyme Corp.
                      3.6250%  6/15/15 (144A)                                                             1,213,155
            1,428,000 Genzyme Corp.
                      5.0000%  6/15/20 (144A)                                                             1,587,843
                                                                                                          3,927,078
Medical - Drugs -- 0.3%
            1,443,000 Abbott Laboratories
                      4.1250%  5/27/20                                                                    1,570,463
            3,861,000 Abbott Laboratories
                      5.3000%  5/27/40                                                                    4,190,162
                                                                                                          5,760,625
Medical - Hospitals -- 0.2%
            3,661,000 HCA, Inc.
                      9.2500%  11/15/16                                                                   3,963,033
Medical - Wholesale Drug Distributors -- 0.1%
            1,372,000 McKesson Corp.
                      6.5000%  2/15/14                                                                    1,574,030
Medical Labs and Testing Services -- 0.2%
            2,583,000 Roche Holdings, Inc.
                      6.0000%  3/1/19 (144A)                                                              3,129,212
Medical Products -- 0.3%
            2,219,000 CareFusion Corp.
                      4.1250%  8/1/12                                                                     2,321,757
            2,920,000 Hospira, Inc.
                      6.4000%  5/15/15                                                                    3,383,994
                                                                                                          5,705,751
Metal - Copper -- 0.1%
            1,023,000 Freeport-McMoRan Copper & Gold, Inc.
                      8.3750%  4/1/17                                                                     1,141,924
Metal - Iron -- 0.1%
              870,000 Cliffs Natural Resources
                      4.8000%  10/1/20                                                                      883,081
            1,738,000 Cliffs Natural Resources
                      6.2500%  10/1/40                                                                    1,719,306
                                                                                                          2,602,387
Multi-Line Insurance -- 0.5%
            2,213,000 MetLife, Inc.
                      2.3750%  2/6/14                                                                     2,236,431
            1,160,000 MetLife, Inc.
                      6.7500%  6/1/16                                                                     1,384,756
            1,326,000 MetLife, Inc.
                      7.7170%  2/15/19                                                                    1,687,599
            1,849,000 MetLife, Inc.
                      4.7500%  2/8/21                                                                     1,961,612
              944,000 MetLife, Inc.
                      5.8750%  2/6/41                                                                     1,026,799
                                                                                                          8,297,197
Multimedia -- 0.5%
            3,123,000 NBC Universal
                      2.8750%  4/1/16 (144A)                                                              3,123,628
            2,202,000 NBC Universal
                      4.3750%  4/1/21 (144A)                                                              2,228,829
            1,762,000 NBC Universal
                      5.9500%  4/1/41 (144A)                                                              1,812,413
              987,000 Time Warner, Inc.
                      3.1500%  7/15/15                                                                    1,023,054
                                                                                                          8,187,924
Non-Hazardous Waste Disposal -- 0.2%
            3,159,000 Allied Waste North America, Inc.
                      7.1250%  5/15/16                                                                    3,384,079
Office Automation and Equipment -- 0.1%
              392,000 Xerox Corp.
                      5.6500%  5/15/13                                                                      429,391
            1,025,000 Xerox Corp.
                      8.2500%  5/15/14                                                                    1,228,944
              723,000 Xerox Corp.
                      5.6250%  12/15/19                                                                     809,233
                                                                                                          2,467,568
Oil and Gas Drilling -- 0.3%
            1,619,000 Nabors Industries, Inc.
                      9.2500%  1/15/19                                                                    2,071,663
            1,781,000 Nabors Industries, Inc.
                      5.0000%  9/15/20 (144A)                                                             1,799,022
              548,000 Noble Holding International Ltd.
                      3.4500%  8/1/15                                                                       571,068
                                                                                                          4,441,753
Oil Companies - Exploration and Production -- 0.3%
            4,662,000 Forest Oil Corp.
                      8.0000%  12/15/11                                                                   4,930,065
Oil Companies - Integrated -- 0.3%
            3,815,000 BP Capital Markets PLC
                      3.1250%  10/1/15**                                                                  3,835,040
            1,738,000 BP Capital Markets PLC
                      4.5000%  10/1/20**                                                                  1,777,305
                                                                                                          5,612,345
Oil Refining and Marketing -- 0.5%
              189,000 Frontier Oil Corp.
                      8.5000%  9/15/16                                                                      196,560
            2,108,000 Motiva Enterprises LLC
                      5.7500%  1/15/20 (144A)                                                             2,410,995
            2,317,000 Motiva Enterprises LLC
                      6.8500%  1/15/40 (144A)                                                             2,777,013
            2,744,000 NuStar Logistics L.P.
                      4.8000%  9/1/20                                                                     2,771,789
                                                                                                          8,156,357
Pharmacy Services -- 0.2%
            3,176,000 Express Scripts, Inc.
                      6.2500%  6/15/14                                                                    3,646,375
Pipelines -- 1.1%
            2,215,000 DCP Midstream Operating
                      3.2500%  10/1/15                                                                    2,224,055
              515,000 El Paso Pipeline Partners Operating Co. LLC
                      6.5000%  4/1/20                                                                       555,954
            1,447,000 Energy Transfer Equity
                      7.5000%  10/15/20                                                                   1,522,967
              759,000 Kinder Morgan Energy Partners L.P.
                      5.9500%  2/15/18                                                                      857,195
            3,677,000 Kinder Morgan Finance Co. ULC
                      5.7000%  1/5/16                                                                     3,791,906
            3,122,000 Plains All American Pipeline L.P.
                      3.9500%  9/15/15                                                                    3,274,884
              801,000 Plains All American Pipeline L.P.
                      8.7500%  5/1/19                                                                     1,016,639
            4,378,000 Trans-Canada Pipelines
                      3.8000%  10/1/20                                                                    4,474,167
            1,020,000 Williams Partners L.P.
                      3.8000%  2/15/15                                                                    1,073,277
                                                                                                         18,791,044
Property and Casualty Insurance -- 0.1%
            1,338,000 Fidelity National Financial, Inc.
                      6.6000%  5/15/17                                                                    1,380,677
Publishing - Newspapers -- 0%
              354,000 Gannett Co.
                      6.3750%  9/1/15 (144A)                                                                350,018
Real Estate Management/Services -- 0.3%
            2,094,000 AMB Property L.P.
                      6.1250%  12/1/16                                                                    2,324,227
            2,095,000 AMB Property L.P.
                      6.6250%  12/1/19                                                                    2,327,268
                                                                                                          4,651,495
Reinsurance -- 0.9%
            5,160,000 Berkshire Hathaway Finance Corp
                      4.0000%  4/15/12                                                                    5,410,895
            3,031,000 Berkshire Hathaway, Inc.
                      1.4000%  2/10/12                                                                    3,058,649
            3,031,000 Berkshire Hathaway, Inc.
                      2.1250%  2/11/13                                                                    3,123,545
            3,041,000 Berkshire Hathaway, Inc.
                      3.2000%  2/11/15                                                                    3,225,044
                                                                                                         14,818,133
REIT - Apartments -- 0.1%
            1,753,000 BRE Properties, Inc.
                      5.2000%  3/15/21                                                                    1,785,085
REIT - Diversified -- 0.1%
            1,040,000 Digital Realty Trust L.P.
                      5.8750%  2/1/20 (144A)                                                              1,105,648
REIT - Health Care -- 0.5%
            2,956,000 HCP, Inc.
                      6.4500%  6/25/12                                                                    3,143,913
            1,045,000 HCP, Inc.
                      5.6500%  12/15/13                                                                   1,123,059
            1,762,000 Senior Housing Properties Trust
                      6.7500%  4/15/20                                                                    1,836,885
              873,000 Ventas Capital Corp.
                      6.5000%  6/1/16                                                                       911,114
              582,000 Ventas Capital Corp.
                      6.7500%  4/1/17                                                                       605,267
                                                                                                          7,620,238
REIT - Hotels -- 0.2%
            2,712,000 Host Hotels & Resorts L.P.
                      7.1250%  11/1/13                                                                    2,759,460
REIT - Office Property -- 0.4%
            1,034,000 Reckson Operating Partnership L.P.
                      6.0000%  3/31/16                                                                    1,019,457
            5,265,000 Reckson Operating Partnership L.P.
                      7.7500%  3/15/20 (144A)                                                             5,325,284
                                                                                                          6,344,741
REIT - Warehouse and Industrial -- 0.1%
            1,168,000 ProLogis
                      7.3750%  10/30/19                                                                   1,178,718
              902,000 ProLogis
                      6.8750%  3/15/20                                                                      886,767
                                                                                                          2,065,485
Resorts and Theme Parks -- 0.1%
            1,606,000 Vail Resorts, Inc.
                      6.7500%  2/15/14                                                                    1,640,128
Retail - Apparel and Shoe -- 0.4%
            3,340,000 Limited Brands, Inc.
                      6.9000%  7/15/17                                                                    3,540,400
            1,419,000 Limited Brands, Inc.
                      8.5000%  6/15/19                                                                    1,649,588
              732,000 Limited Brands, Inc.
                      7.0000%  5/1/20                                                                       790,560
              908,000 Phillips-Van Heusen Corp.
                      7.3750%  5/15/20                                                                      956,805
                                                                                                          6,937,353
Retail - Auto Parts -- 0.2%
            2,516,000 Advance Auto Parts, Inc.
                      5.7500%  5/1/20                                                                     2,713,644
Retail - Computer Equipment -- 0%
              546,000 GameStop Corp.
                      8.0000%  10/1/12                                                                      558,968
Retail - Major Department Stores -- 0.2%
            3,307,000 JC Penney Co., Inc
                      5.6500%  6/1/20                                                                     3,369,006
Retail - Regional Department Stores -- 1.0%
            1,068,000 JC Penney Corp., Inc.
                      9.0000%  8/1/12                                                                     1,177,470
            1,253,000 JC Penney Corp., Inc.
                      6.8750%  10/15/15                                                                   1,350,108
            2,738,000 JC Penney Corp., Inc.
                      5.7500%  2/15/18                                                                    2,820,140
              360,000 JC Penney Corp., Inc.
                      6.3750%  10/15/36                                                                     347,400
            1,677,000 Macy's Retail Holdings, Inc.
                      5.8750%  1/15/13                                                                    1,777,620
            3,494,000 Macy's Retail Holdings, Inc.
                      5.7500%  7/15/14                                                                    3,703,640
            3,400,000 Macy's Retail Holdings, Inc.
                      5.9000%  12/1/16                                                                    3,621,000
            1,588,000 Macy's Retail Holdings, Inc.
                      6.9000%  4/1/29                                                                     1,607,850
                                                                                                         16,405,228
Retail - Restaurants -- 0.4%
            3,693,000 Brinker International
                      5.7500%  6/1/14                                                                     3,930,113
            2,338,000 Darden Restaurants, Inc.
                      5.6250%  10/15/12                                                                   2,530,097
                                                                                                          6,460,210
Savings/Loan/Thrifts -- 0.1%
            1,635,000 Amsouth Bank
                      4.8500%  4/1/13                                                                     1,646,759
Steel - Producers -- 0%
              416,000 ArcelorMittal
                      5.3750%  6/1/13**                                                                     446,663
Super-Regional Banks -- 0.5%
              698,000 Comerica, Inc.
                      3.0000%  9/16/15                                                                      706,450
            1,486,000 National City Corp.
                      6.8750%  5/15/19                                                                    1,743,108
            1,010,000 PNC Funding Corp.
                      3.6250%  2/8/15                                                                     1,066,104
            1,515,000 PNC Funding Corp.
                      5.1250%  2/8/20                                                                     1,640,106
            2,300,000 PNC Preferred Funding Trust III
                      8.7000%  3/15/99 (144A)***                                                          2,417,806
            1,021,000 Wells Fargo & Co.
                      3.6250%  4/15/15                                                                    1,082,625
                                                                                                          8,656,199
Telecommunication Equipment - Fiber Optics -- 0.1%
            1,391,000 Corning, Inc.
                      5.7500%  8/15/40                                                                    1,475,535
Telecommunication Services -- 0.1%
            1,569,000 Virgin Media Secured Finance PLC
                      6.5000%  1/15/18**                                                                  1,655,295
Telephone - Integrated -- 1.0%
              971,000 Qwest Communications International, Inc.
                      7.5000%  2/15/14                                                                      990,420
            6,405,000 Qwest Communications International, Inc.
                      7.1250%  4/1/18 (144A)                                                              6,725,250
            6,893,000 Sprint Capital Corp.
                      7.6250%  1/30/11                                                                    7,005,011
            1,595,000 Sprint Capital Corp.
                      8.3750%  3/15/12                                                                    1,706,650
                                                                                                         16,427,331
Television -- 0.2%
              182,000 CBS Corp.
                      6.6250%  5/15/11                                                                      188,241
            2,805,000 CBS Corp.
                      8.2000%  5/15/14                                                                    3,341,139
                                                                                                          3,529,380
Toys -- 0.1%
              538,000 Mattel, Inc.
                      4.3500%  10/1/20                                                                      543,641
            1,615,000 Mattel, Inc.
                      6.2000%  10/1/40                                                                    1,639,294
                                                                                                          2,182,935
Transportation - Railroad -- 0.3%
            1,285,259 CSX Corp.
                      8.3750%  10/15/14                                                                   1,534,072
              787,000 Kansas City Southern de Mexico S.A. de C.V.
                      7.6250%  12/1/13                                                                      814,545
            2,767,000 Kansas City Southern de Mexico S.A. de C.V.
                      8.0000%  2/1/18 (144A)                                                              2,974,525
              468,000 Kansas City Southern Railway
                      13.0000%  12/15/13                                                                    566,865
                                                                                                          5,890,007
Transportation - Services -- 0.3%
            3,525,000 Asciano Finance
                      4.6250%  9/23/20 (144A)                                                             3,555,227
              931,000 Ryder System, Inc.
                      3.6000%  3/1/16                                                                       945,300
                                                                                                          4,500,527
Transportation - Truck -- 0.2%
            3,331,000 JB Hunt Transportation Services
                      3.3750%  9/15/15                                                                    3,343,801
-------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $509,787,799)                                                               549,220,464
-------------------------------------------------------------------------------------------------------------------
Foreign Government Bond -- 0.1%
          475,000 BRL Brazilian Government International Bond
                      4.8750%, 1/22/21                                                                      521,312
          666,000 CLP Chilean Government International Bond
                      3.8750%, 8/5/20                                                                       690,822
-------------------------------------------------------------------------------------------------------------------
Total Foreign Government Bonds (cost $1,152,880)                                                          1,212,134
-------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.1%
Diversified Banking Institutions -- 0%
               32,325 Citigroup Capital XIII                                                                808,125
Food - Miscellaneous/Diversified -- 0.1%
                   10 H.J. Heinz Finance Co. (144A)                                                       1,073,125
-------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,808,125)                                                                   1,881,250
-------------------------------------------------------------------------------------------------------------------
U.S Treasury Notes/Bonds -- 9.9%
               U.S. Treasury Notes/Bonds:
          $ 4,900,000   0.8750%,  1/31/12                                                                 4,935,221
           14,885,000   1.3750%,  2/15/12                                                                15,098,391
            3,595,000   0.8750%,  2/29/12                                                                 3,622,394
            7,385,000   0.6250%,  7/31/12                                                                 7,415,869
            3,030,000   1.3750%,  9/15/12                                                                 3,085,746
              710,000   1.3750%,  1/15/13                                                                   724,034
              450,000   1.7500%,  4/15/13                                                                   463,604
            2,850,000   1.1250%,  6/15/13                                                                 2,890,527
            2,660,000   1.0000%,  7/15/13                                                                 2,689,100
            3,231,000   0.7500%,  8/15/13                                                                 3,243,116
            9,470,000   2.7500%,  10/31/13                                                               10,070,758
            5,630,000   1.7500%,  1/31/14                                                                 5,813,853
           17,045,000   1.8750%,  2/28/14                                                                17,669,546
            2,384,000   2.6250%,  7/31/14                                                                 2,537,842
            2,250,000   2.3750%,  8/31/14                                                                 2,373,926
            1,505,000   2.3750%,  9/30/14                                                                 1,588,481
              630,000   2.1250%,  11/30/14                                                                  658,448
            1,880,000   2.6250%,  12/31/14                                                                2,002,640
           10,045,000   2.2500%,  1/31/15                                                                10,540,972
           11,413,000   2.3750%,  2/28/15                                                                12,038,889
            9,030,000   2.5000%,  3/31/15                                                                 9,575,322
           10,810,000   2.5000%,  4/30/15                                                                11,460,286
            1,330,000   2.1250%,  5/31/15                                                                 1,386,631
              390,000   1.8750%,  6/30/15                                                                   401,883
              490,000   1.7500%,  7/31/15                                                                   501,789
            9,616,000   3.6250%,  2/15/20                                                                10,546,800
            3,739,000   3.5000%,  5/15/20                                                                 4,058,572
              114,000   2.6250%,  8/15/20                                                                   115,069
            4,496,000   5.2500%,  2/15/29                                                                 5,681,820
            1,340,000   4.3750%,  11/15/39                                                                1,503,313
              329,000   4.3750%,  5/15/40                                                                   369,510
            9,461,000   3.8750%,  8/15/40                                                                 9,780,309
-------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $158,255,126)                                                     164,844,661
-------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note -- 0.1%
            1,530,000 State of California Build America Bonds - Variable Purpose
                      7.5500%, 4/1/39 (amortized cost $1,693,358)                                         1,663,890
-------------------------------------------------------------------------------------------------------------------
Money Market -- 0.8%
           12,744,322 Janus Cash Liquidity Fund LLC,  0% (cost $12,744,322)                              12,744,322
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,483,613,147) - 100%                                                $ 1,668,413,557
-------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2010 (unaudited)
                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                   $       12,252,139              0.7%
Belgium                                              2,715,575              0.2%
Bermuda                                              5,789,769              0.3%
Brazil                                              34,184,218              2.1%
Canada                                              59,128,365              3.5%
Cayman Islands                                       9,356,904              0.6%
Chile                                                  690,822              0.0%
Germany                                             12,843,254              0.8%
Hong Kong                                            1,550,172              0.1%
India                                                8,047,238              0.5%
Luxembourg                                           8,806,528              0.5%
Mexico                                               3,789,070              0.2%
South Africa                                         1,360,410              0.1%
Switzerland                                         66,539,039              4.0%
United Kingdom                                      43,582,638              2.6%
United States ++                                 1,397,777,416             83.8%
--------------------------------------------------------------------------------
Total                                       $    1,668,413,557            100.0%

++ Includes Cash Equivalents (83.0% excluding Cash Equivalents)

Forward Currency Contracts
Open as of September 30, 2010 (unaudited)

-----------------------------------------------------------------------------------------------------------------
Counterparty/
Currency Sold and                                            Currency              Currency           Unrealized
Settlement Date                                            Units Sold       Value in U.S. $          Gain/(Loss)
=================================================================================================================
Credit Suisse Securities (USA) LLC:
British Pound 11/18/10                                      3,170,000           $ 4,977,328           $ (43,984)
Swiss Franc 11/18/10                                          290,000               295,342              (6,994)
-----------------------------------------------------------------------------------------------------------------
                                                                                  5,272,670             (50,978)
=================================================================================================================
HSBC Securities (USA), Inc.:
British Pound 10/7/10                                       2,800,000             4,397,848              63,980
Swiss Franc 10/7/10                                        12,300,000            12,520,768            (689,863)
-----------------------------------------------------------------------------------------------------------------
                                                                                 16,918,616            (625,883)
=================================================================================================================
JP Morgan Chase & Co.:
British Pound 11/10/10                                      2,000,000             3,140,474              20,586
-----------------------------------------------------------------------------------------------------------------
Total                                                                           $25,331,760           $(656,275)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

ULC               Unlimited Liability Corporation

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

***               Rate is subject to change.  Rate shown reflects current rate.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)
                                                                       Level 2 - Other          Level 3 -
                                                  Level 1 - Quoted     Significant Observable   Significant
                                                  Prices               Inputs                   Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Balanced Portfolio
Bank Loans                                           $            -           $     1,834,504            $        -

Common Stock

Aerospace and Defense                                    18,329,441                10,147,693                     -

Agricultural Chemicals                                            -                19,121,053                     -

Casino Hotels                                                     -                 8,696,912                     -

Cellular Telecommunications                                       -                 6,998,653                     -

Commercial Banks                                                  -                20,247,861                     -

Diversified Banking Institutions                         46,198,047                18,782,367                     -

Diversified Operations                                   19,383,721                 1,550,172                     -

Food - Miscellaneous/Diversified                         11,290,239                11,798,304

Oil Companies - Integrated                               30,559,203                17,102,797

Soap and Clean Products                                           -                12,752,253                     -

All Other                                               682,053,616                         -                     -

Corporate Bonds                                                   -               549,220,464                     -

Foreign Government Bonds                                          -                 1,212,134                     -

Preferred Stock                                                   -                 1,881,250                     -

Short-Term Taxable Variable Rate Demand Note                      -                 1,663,890

U.S. Treasury Notes/Bonds                                         -               164,844,661                     -

Money Market                                                      -                12,744,322                     -

Total Investments in Securities                      $  807,814,267           $   860,599,290            $        -

Other Financial Instruments(a):                                   -                  (656,275)                    -

(a)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                    $  139,836,934

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.7%
Advertising Sales - 1.6%
           291,401  Lamar Advertising Co. - Class A*                                                                    $  9,272,380
Aerospace and Defense - 0.8%
            71,625  TransDigm Group, Inc.*                                                                                 4,444,331
Agricultural Chemicals - 2.1%
            83,140  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                11,975,486
Airlines - 1.4%
           260,428  Ryanair Holdings PLC (ADR)*,**                                                                         8,023,787
Auction House - Art Dealer - 1.2%
           341,130  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          7,085,270
Commercial Services - 0.6%
            76,045  CoStar Group, Inc.*                                                                                    3,704,152
Commercial Services - Finance - 4.4%
           196,760  Global Payments, Inc.                                                                                  8,439,036
            99,900  Paychex, Inc.                                                                                          2,746,251
           495,250  Verisk Analytics, Inc.*                                                                               13,871,952
                                                                                                                          25,057,239
Computer Aided Design - 0.4%
            48,765  ANSYS, Inc.*                                                                                           2,060,321
Computer Services - 2.6%
           221,205  IHS, Inc. - Class A*                                                                                  15,041,940
Computers - 1.6%
            32,122  Apple, Inc.*                                                                                           9,114,617
Consulting Services - 1.1%
           220,039  Gartner, Inc.*                                                                                         6,477,948
Containers - Metal and Glass - 0.9%
            93,101  Ball Corp.                                                                                             5,478,994
Decision Support Software - 2.4%
           414,770  MSCI, Inc.*                                                                                           13,774,512
Diagnostic Equipment - 0.8%
            94,277  Gen-Probe, Inc.*                                                                                       4,568,663
Diagnostic Kits - 0.5%
            46,925  Idexx Laboratories, Inc.*                                                                              2,896,211
Distribution/Wholesale - 4.8%
           143,630  Fastenal Co.                                                                                           7,639,680
         3,011,860  Li & Fung, Ltd.                                                                                       16,858,741
            28,945  W.W. Grainger, Inc.                                                                                    3,447,639
                                                                                                                          27,946,060
Educational Software - 0.6%
           103,085  Blackboard, Inc.*                                                                                      3,715,183
Electric Products - Miscellaneous - 1.0%
           126,900  AMETEK, Inc.                                                                                           6,062,013
Electronic Components - Miscellaneous - 2.5%
           638,200  Flextronics International, Ltd.*                                                                       3,854,728
           351,875  Tyco Electronics, Ltd. (U.S. Shares)                                                                  10,281,788
                                                                                                                          14,136,516
Electronic Components - Semiconductors - 2.8%
         1,475,662  ARM Holdings PLC                                                                                       9,197,359
           982,814  ON Semiconductor Corp.*                                                                                7,086,089
                                                                                                                          16,283,448
Electronic Connectors - 2.3%
           266,630  Amphenol Corp. - Class A                                                                              13,059,537
Electronic Measuring Instruments - 2.0%
           336,764  Trimble Navigation, Ltd.*                                                                             11,800,211
Entertainment Software - 0.6%
           227,355  Electronic Arts, Inc.*                                                                                 3,735,443
Fiduciary Banks - 0.6%
            76,733  Northern Trust Corp.                                                                                   3,701,600
Hazardous Waste Disposal - 0.5%
            38,980  Stericycle, Inc.*                                                                                      2,708,330
Instruments - Controls - 0.8%
            36,895  Mettler-Toledo International, Inc.*                                                                    4,591,214
Instruments - Scientific - 1.9%
           225,496  Thermo Fisher Scientific, Inc.*                                                                       10,796,748
Insurance Brokers - 0.6%
            92,865  AON Corp.                                                                                              3,631,950
Internet Security - 1.5%
           553,245  Symantec Corp.*                                                                                        8,392,727
Investment Management and Advisory Services - 2.6%
           150,559  Eaton Vance Corp.                                                                                      4,372,233
           372,790  National Financial Partners Corp.*                                                                     4,723,249
           116,556  T. Rowe Price Group, Inc.                                                                              5,835,377
                                                                                                                          14,930,859
Machinery - General Industrial - 2.2%
           192,425  Roper Industries, Inc.                                                                                12,542,262
Medical - Biomedical and Genetic - 4.4%
           246,460  Celgene Corp.*,**                                                                                     14,198,560
            51,000  Genzyme Corp.*                                                                                         3,610,290
           132,762  Gilead Sciences, Inc.*                                                                                 4,727,655
            81,295  Vertex Pharmaceuticals, Inc.*                                                                          2,810,368
                                                                                                                          25,346,873
Medical - Drugs - 1.5%
           178,807  Biovail, Corp.*                                                                                        4,479,115
            59,895  Shire PLC (ADR)                                                                                        4,029,736
                                                                                                                           8,508,851
Medical Information Systems - 0.8%
           146,990  athenahealth, Inc.*                                                                                    4,853,610
Medical Instruments - 3.0%
           318,780  St. Jude Medical, Inc.*                                                                               12,540,805
            72,250  Techne Corp.                                                                                           4,459,993
                                                                                                                          17,000,798
Medical Products - 3.7%
           118,265  Henry Schein, Inc.*                                                                                    6,927,964
           238,970  Varian Medical Systems, Inc.*                                                                         14,457,685
                                                                                                                          21,385,649
Metal Processors and Fabricators - 1.5%
            67,310  Precision Castparts Corp.                                                                              8,571,929
Networking Products - 1.2%
           232,645  Juniper Networks, Inc.*                                                                                7,060,776
Oil Companies - Exploration and Production - 1.3%
           173,600  Ultra Petroleum Corp. (U.S. Shares)*                                                                   7,287,728
Oil Field Machinery and Equipment - 1.4%
           219,010  Dresser-Rand Group, Inc.*                                                                              8,079,279
Pipelines - 1.5%
           140,627  Kinder Morgan Management LLC*                                                                          8,472,777
Printing - Commercial - 1.7%
           247,133  VistaPrint N.V. (U.S. Shares)*,**                                                                      9,551,690
Reinsurance - 0.6%
            43,405  Berkshire Hathaway, Inc. - Class B*                                                                    3,588,725
Retail - Apparel and Shoe - 0.6%
           239,310  American Eagle Outfitters, Inc.                                                                        3,580,078
Retail - Automobile - 0.7%
           117,045  Copart, Inc.*                                                                                          3,858,974

Retail - Bedding - 0.6%
            81,416  Bed Bath & Beyond, Inc.*                                                                               3,534,269
Retail - Office Supplies - 0.7%
           193,935  Staples, Inc.                                                                                          4,057,120
Retail - Regional Department Stores - 0.7%
            81,070  Kohl's Corp.*                                                                                          4,270,768
Semiconductor Components/Integrated Circuits - 4.0%
         2,870,825  Atmel Corp.*                                                                                          22,851,766
Semiconductor Equipment - 2.2%
           360,096  KLA-Tencor Corp.                                                                                      12,686,182
Telecommunication Equipment - Fiber Optics - 0.7%
           222,315  Corning, Inc.                                                                                          4,063,918
Telecommunication Services - 1.4%
           280,844  Amdocs, Ltd. (U.S. Shares)*                                                                            8,048,989
Transactional Software - 0.8%
            99,995  Solera Holdings, Inc.                                                                                  4,415,779
Transportation - Railroad - 0.6%
            52,560  Canadian National Railway Co. (U.S. Shares)                                                            3,364,891
Transportation - Services - 2.7%
           133,240  C.H. Robinson Worldwide, Inc.                                                                          9,316,141
           133,432  Expeditors International of Washington, Inc.                                                           6,168,561
                                                                                                                          15,484,702
Transportation - Truck - 1.0%
           148,340  Landstar System, Inc.                                                                                  5,728,891
Vitamins and Nutrition Products - 0.9%
            91,915  Mead Johnson Nutrition Co. - Class A                                                                   5,230,883
Web Hosting/Design - 1.3%
            71,273  Equinix, Inc.*                                                                                         7,294,792
Wireless Equipment - 4.5%
           587,395  Crown Castle International Corp.*                                                                     25,933,488
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $383,720,810)                                                                                   551,124,127
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.3%
        24,755,076  Janus Cash Liquidity Fund LLC, 0% (cost $24,755,076)                                                  24,755,076
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $408,475,886) - 100%                                                                      $575,879,203
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                        $    16,858,741              2.9%
Canada                                              34,192,490              5.9%
Guernsey                                             8,048,989              1.4%
Ireland                                              8,023,787              1.4%
Jersey                                               4,029,736              0.7%
Netherlands                                          9,551,690              1.7%
Singapore                                            3,854,728              0.7%
Switzerland                                         10,281,788              1.8%
United Kingdom                                       9,197,359              1.6%
United States++                                    471,839,895             81.9%
--------------------------------------------------------------------------------
Total                                          $   575,879,203            100.0%

++Includes Cash Equivalents (77.6% excluding Cash Equivalents).

Forward Currency Contracts, Open as of
September 30, 2010

Counterparty/
Currency Sold and                               Currency            Currency          Unrealized
Settlement Date                               Units Sold        Value U.S. $          Gain/(Loss)
Credit Suisse Securities (USA) LLC:
Euro 11/18/10                                  1,870,000        $  2,547,986       $    (106,832)
                                                                   2,547,986            (106,832)

HSBC Securities (USA), Inc.:
Euro 10/7/10                                   1,551,387           2,114,649             (61,000)
                                                                   2,114,649             (61,000)

JP Morgan Chase & Co.:
Euro 11/10/10                                  1,950,000           2,657,200               1,235
                                                                   2,657,200               1,235
Total                                                           $  7,319,835       $    (166,597)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2010)
                                                                           Level 2 - Other Significant    Level 3 - Significant
                                             Level 1 - Quoted Prices            Observable Inputs         Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Enterprise Portfolio
Common Stock
Airlines                                            $          -                   $   8,023,787                $       -
Distribution/Wholesale                                11,087,319                      16,858,741                        -
Electronic Components - Semiconductors                 7,086,089                       9,197,359                        -
Medical - Drugs                                        4,479,115                       4,029,736                        -
All Other                                            490,361,981                               -                        -

Money Market                                                   -                      24,755,076                        -

Total Investments in Securities                     $513,014,504                     $62,864,699                        -
-------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Aspen Enterprise Portfolio                    $          -                   $    (166,597)               $       -
-------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                                 $    22,760,377

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 0.3%
Automotive - Cars and Light Trucks - 0.2%
          $982,856  Ford Motor Co., 3.0100%, 12/15/13*                                                                  $    961,872
Data Processing and Management - 0.1%
           340,000  Fidelity National Information 5.2500%, 7/18/16*                                                          342,339
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans (cost $1,290,713)                                                                                               1,304,211
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 66.0%
Advertising Services - 0.4%
           208,000  WPP Finance UK, 5.8750%, 6/15/14                                                                         230,468
         1,369,000  WPP Finance UK, 8.0000%, 9/15/14                                                                       1,632,669
                                                                                                                           1,863,137
Agricultural Chemicals - 0.1%
           595,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                      645,124
Airlines - 0.1%
           538,000  Southwest Airlines Co., 5.2500%, 10/1/14                                                                 581,926
Automotive - Cars and Light Trucks - 0.4%
           311,000  Hyundai Capital America, 3.7500%, 4/6/16 (144A)                                                          313,155
         1,357,000  Daimler Finance North America LLC, 6.5000%, 11/15/13                                                   1,552,173
                                                                                                                           1,865,328
Automotive - Truck Parts and Equipment - Original - 0.2%
           928,000  BorgWarner, Inc., 4.6250%, 9/15/20                                                                       942,407
Brewery - 0.7%
         1,327,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          1,546,312
         1,294,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                          1,678,592
                                                                                                                           3,224,904
Building - Residential and Commercial - 0.6%
           489,000  D.R. Horton, Inc., 7.8750%, 8/15/11                                                                      509,783
           701,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                    723,889
         1,414,000  Toll Brothers Finance, Corp., 6.7500%, 11/1/19                                                         1,463,294
                                                                                                                           2,696,966
Building and Construction Products - Miscellaneous - 0.2%
           906,000  Owens Corning, 9.0000%, 6/15/19                                                                        1,071,708
Building Products - Cement and Aggregate - 1.0%
           269,000  CRH America, Inc., 5.6250%, 9/30/11                                                                      280,038
           524,000  CRH America, Inc., 6.9500%, 3/15/12                                                                      559,356
           986,000  CRH America, Inc., 8.1250%, 7/15/18                                                                    1,188,942
         1,686,000  Hanson, Ltd., 6.1250%, 8/15/16                                                                         1,692,323
         1,049,000  Holcim U.S. Finance, 6.0000%, 12/30/19 (U.S. Shares) (144A)                                            1,144,635
                                                                                                                           4,865,294
Cable/Satellite TV - 1.5%
         1,999,000  Comcast Corp., 5.1500%, 3/1/20                                                                         2,184,705
           566,000  Comcast Corp., 6.4000%, 3/1/40                                                                           629,298
         1,429,000  Comcast Corp., 6.5500%, 7/1/39                                                                         1,617,669
         1,936,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                       2,232,025
           272,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                        368,167
                                                                                                                           7,031,864
Chemicals - Diversified - 1.0%
           544,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                       635,415
         3,132,000  Dow Chemical Co., 8.5500%, 5/15/19                                                                     3,954,745
                                                                                                                           4,590,160
Coatings and Paint Products - 0.3%
         1,450,000  RPM International, Inc., 6.1250%, 10/15/19                                                             1,576,109
Commercial Banks - 4.0%
           934,000  SVB Financial Group, 5.3750%, 9/15/20                                                                    948,726
         1,446,000  American Express Bank FSB, 5.5000%, 4/16/13                                                            1,573,913
           991,000  Credit Suisse New York, 5.0000%, 5/15/13                                                               1,079,628
         1,137,000  Credit Suisse New York, 5.5000%, 5/1/14                                                                1,273,640
         2,362,000  Discover Bank, 8.7000%, 11/18/19                                                                       2,787,052
           961,000  Discover Bank, 7.0000%, 4/15/20                                                                        1,045,433
         2,322,000  HSBC USA, Inc., 5.0000%, 9/27/20                                                                       2,320,226
           278,000  Regions Bank, 7.5000%, 5/15/18                                                                           292,909
           913,000  Regions Financial Corp., 4.8750%, 4/26/13                                                                924,120
           444,000  Regions Financial Corp., 5.7500%, 6/15/15                                                                451,663
         3,093,000  Royal Bank of Scotland PLC, 3.9500%, 9/21/15                                                           3,125,338
           270,000  State Bank of India / London, 4.5000%, 7/27/15 (144A)                                                    273,702
           787,000  US Bank, 3.7780%, 4/29/20 *                                                                              819,871
         1,132,000  Zions Bancorporation, 7.7500%, 9/23/14                                                                 1,199,464
           290,000  Zions Bancorporation, 5.5000%, 11/16/15                                                                  286,341
                                                                                                                          18,402,026
Computer Services - 0.2%
           805,000  Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                                      875,653
Computers - Memory Devices - 0.6%
         1,366,000  Seagate Technology, 6.3750%, 10/1/11                                                                   1,406,980
         1,094,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            1,290,920
                                                                                                                           2,697,900
Containers - Metal and Glass - 0.2%
           486,000  Ball Corp., 7.1250%, 9/1/16                                                                              524,880
           539,000  Ball Corp., 7.3750%, 9/1/19                                                                              586,163
                                                                                                                           1,111,043
Data Processing and Management - 0.9%
         1,563,000  Fiserv, Inc., 3.1250%, 10/1/15                                                                         1,586,426
         2,769,000  Fiserv, Inc., 4.6250%, 10/1/20                                                                         2,798,734
                                                                                                                           4,385,160
Dialysis Centers - 0.4%
           803,000  DaVita, Inc., 6.6250%, 3/15/13                                                                           816,049
         1,109,000  DaVita, Inc., 7.2500%, 3/15/15                                                                         1,151,280
                                                                                                                           1,967,329
Diversified Banking Institutions - 5.6%
         3,696,000  Bank of America Corp., 5.6250%, 7/1/20                                                                 3,905,560
         2,077,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                      2,195,239
         1,054,000  Citigroup, Inc., 4.7500%, 5/19/15                                                                      1,108,906
         4,333,000  Citigroup, Inc., 5.3750%, 8/9/20                                                                       4,483,059
         1,359,000  GMAC, Inc., 6.8750%, 9/15/11                                                                           1,401,469
           490,000  Goldman Sachs Group, Inc., 3.7000%, 8/1/15                                                               501,324
         3,442,000  Goldman Sachs Group, Inc., 6.0000%, 6/15/20                                                            3,785,811
         1,344,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 1,534,820
         1,097,000  JPMorgan Chase & Co., 4.4000%, 7/22/20                                                                 1,123,445
         2,119,000  Morgan Stanley, 4.0000%, 7/24/15                                                                       2,159,560
           965,000  Morgan Stanley, 5.6250%, 9/23/19                                                                       1,004,711
         1,097,000  Morgan Stanley, 5.5000%, 7/24/20                                                                       1,130,149
         1,669,000  UBS A.G., 4.8750%, 8/4/20                                                                              1,759,827
                                                                                                                          26,093,880
Diversified Financial Services - 2.5%
           565,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                          609,847
           793,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                         898,155
         3,956,000  General Electric Capital Corp., 6.0000%, 8/7/19                                                        4,451,232
         3,188,000  General Electric Capital Corp., 5.5000%, 1/8/20                                                        3,487,379
         2,040,000  General Electric Capital Corp., 6.8750%, 1/10/39                                                       2,342,726
                                                                                                                          11,789,339
Diversified Minerals - 1.4%
           538,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                   580,312
           436,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                                   537,552
         1,013,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 1,114,976
           413,000  Teck Resources, Ltd., 10.2500%, 5/15/16                                                                  501,795
           601,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                                                  756,839
         1,386,000  Teck Resources, Ltd., 6.1250%, 10/1/35                                                                 1,475,869
           745,000  Vale Overseas, Ltd., 4.6250%, 9/15/20                                                                    769,465
           745,000  Vale Overseas, Ltd., 6.8750%, 11/10/39                                                                   853,741
                                                                                                                           6,590,549
Diversified Operations - 0.7%
           761,000  SPX Corp, 7.6250%, 12/15/14                                                                              829,490
         2,299,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                          2,486,152
                                                                                                                           3,315,642
Electric - Integrated - 1.8%
           907,000  CMS Energy Corp., 8.5000%, 4/15/11                                                                       935,765
           906,000  CMS Energy Corp., 1.4759%, 1/15/13*                                                                      860,700
         1,317,000  CMS Energy Corp., 4.2500%, 9/30/15                                                                     1,328,363
           943,000  Monongahela Power Co., 6.7000%, 6/15/14                                                                1,072,705
           439,000  Pacific Gas & Electric Co., 4.8000%, 3/1/14                                                              483,271
         1,090,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     1,185,810
         2,385,000  Xcel Energy, Inc., 4.7000%, 5/15/20                                                                    2,593,039
                                                                                                                           8,459,653
Electronic Components - Semiconductors - 0.8%
           928,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                           989,419
         1,685,000  National Semiconductor Corp., 3.9500%, 4/15/15                                                         1,767,585
           913,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                         1,064,242
                                                                                                                           3,821,246
Electronic Connectors - 0.5%
         2,283,000  Amphenol Corp., 4.7500%, 11/15/14                                                                      2,476,866
Electronic Measuring Instruments - 0.2%
           709,000  Agilent Technologies, Inc., 2.5000%, 7/15/13 (144A)                                                      723,295
Electronics - Military - 0.9%
           337,000  L-3 Communications Corp., 5.8750%, 1/15/15                                                               344,583
         3,888,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                            4,009,500
                                                                                                                           4,354,083
Enterprise Software/Services - 0.3%
         1,145,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    1,382,537
Finance - Auto Loans - 0.7%
           761,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                             798,845
           744,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                               789,800
         1,499,000  Ford Motor Credit Co. LLC, 6.6250%, 8/15/17                                                            1,597,088
                                                                                                                           3,185,733
Finance - Credit Card - 0.5%
         1,460,000  American Express Co., 6.8000%, 9/1/66*                                                                 1,460,000
           606,000  American Express Credit Co., 7.3000%, 8/20/13                                                            696,554
                                                                                                                           2,156,554
Finance - Investment Bankers/Brokers - 1.7%
           890,000  Charles Schwab Corp., 4.4500%, 7/22/20                                                                   930,235
         1,115,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                                1,294,637
         1,319,000  Lazard Group LLC, 7.1250%, 5/15/15                                                                     1,438,941
           679,000  Schwab Capital Trust I, 7.5000%, 11/15/37*                                                               695,785
         2,408,000  TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                                          2,558,253
           833,000  TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                                            920,477
                                                                                                                           7,838,328
Finance - Other Services - 0.4%
         1,448,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      1,642,675
Food - Meat Products - 1.2%
           931,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                  958,930
           124,000  Smithfield Foods, Inc., 7.7500%, 5/15/13                                                                 128,185
         4,193,000  Tyson Foods, Inc., 7.3500%, 4/1/16                                                                     4,638,506
                                                                                                                           5,725,621
Food - Miscellaneous/Diversified - 2.0%
         1,896,000  Corn Products International, Inc., 3.2000%, 11/1/15                                                    1,932,489
         1,538,000  Corn Products International, Inc., 6.6250%, 4/15/37                                                    1,679,965
           309,000  Dole Food Co., Inc., 13.8750%, 3/15/14                                                                   376,980
         1,379,000  Kraft Foods, Inc., 2.6250%, 5/8/13                                                                     1,429,237
         1,295,000  Kraft Foods, Inc., 5.3750%, 2/10/20                                                                    1,446,578
         1,904,000  Kraft Foods, Inc., 6.5000%, 2/9/40                                                                     2,229,329
                                                                                                                           9,094,578
Gas - Distribution - 0.1%
           300,000  Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                                         329,971
Hotels and Motels - 1.5%
         1,008,000  Hyatt Hotels Corp., 5.7500%, 8/15/15 (144A)                                                            1,087,020
           326,000  Hyatt Hotels Corp., 6.8750%, 8/15/19 (144A)                                                              362,637
         1,431,000  Marriott International, Inc., 4.6250%, 6/15/12                                                         1,497,948
           401,000  Marriott International, Inc., 5.6250%, 2/15/13                                                           428,195
           284,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                             318,080
           420,000  Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                                              451,500
         1,522,000  Starwood Hotels & Resorts Worldwide, Inc., 7.1500%, 12/1/19                                            1,651,370
         1,239,000  Wyndham Worldwide, Inc., 5.7500%, 2/1/18                                                               1,242,924
                                                                                                                           7,039,674
Investment Management and Advisory Services - 1.2%
         1,204,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                           1,492,287
           557,000  Ameriprise Financial, Inc., 5.3000%, 3/15/20                                                             615,401
         1,575,000  Ameriprise Financial, Inc., 7.5180%, 6/1/66*                                                           1,567,125
         1,093,000  FMR LLC, 6.4500%, 11/15/39 (144A)                                                                      1,115,941
           571,000  Franklin Resources, Inc., 3.1250%, 5/20/15                                                               601,707
                                                                                                                           5,392,461
Life and Health Insurance - 0.3%
           658,000  Aflac, Inc., 6.9000%, 12/17/39                                                                           724,822
           402,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                             436,906
                                                                                                                           1,161,728
Medical - Biomedical and Genetic - 0.7%
           690,000  Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16                                                             748,650
           741,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                            755,820
           709,000  Genzyme Corp, 3.6250%, 6/15/15 (144A)                                                                    751,859
           888,000  Genzyme Corp, 5.0000%, 6/15/20 (144A)                                                                    987,398
                                                                                                                           3,243,727
Medical - Drugs - 0.7%
           866,000  Abbott Laboratories, 4.1250%, 5/27/20                                                                    942,496
         2,320,000  Abbott Laboratories, 5.3000%, 5/27/40                                                                  2,517,786
                                                                                                                           3,460,282
Medical - Hospitals - 0.4%
         1,820,000  HCA, Inc., 9.2500%, 11/15/16                                                                           1,970,150
Medical - Wholesale Drug Distributors - 0.1%
           555,000  McKesson Corp., 6.5000%, 2/15/14                                                                         636,725
Medical Labs and Testing Services - 0.3%
         1,272,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           1,540,982
Medical Products - 0.5%
           941,000  CareFusion Corp., 4.1250%, 8/1/12                                                                        984,576
         1,196,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        1,386,047
                                                                                                                           2,370,623
Metal - Copper - 0.7%
         1,381,000  Freeport-McMoRan Copper & Gold, Inc., 8.2500%, 4/1/15                                                  1,477,670
         1,493,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                  1,666,561
                                                                                                                           3,144,231
Metal - Iron - 0.4%
           620,000  Cliffs Natural Resources, 4.8000%, 10/1/20                                                               629,322
         1,241,000  Cliffs Natural Resources, 6.2500%, 10/1/40                                                             1,227,652
                                                                                                                           1,856,974
Metal Processors and Fabricators - 0.1%
           326,000  Timken Co., 6.0000%, 9/15/14                                                                             362,487
Multi-Line Insurance - 1.2%
           435,000  Genworth Financial, Inc., 8.6250%, 12/15/16                                                              490,488
         1,441,000  MetLife, Inc., 2.3750%, 2/6/14                                                                         1,456,257
           628,000  MetLife, Inc., 6.7500%, 6/1/16                                                                           749,678
           735,000  MetLife, Inc., 7.7170%, 2/15/19                                                                          935,434
         1,226,000  MetLife, Inc., 4.7500%, 2/8/21                                                                         1,300,668
           624,000  MetLife, Inc., 5.8750%, 2/6/41                                                                           678,732
                                                                                                                           5,611,257
Multimedia - 1.2%
         2,121,000  NBC Universal, 2.8750%, 4/1/16 (144A)                                                                  2,121,427
         1,529,000  NBC Universal, 4.3750%, 4/1/21 (144A)                                                                  1,547,629
         1,222,000  NBC Universal, 5.9500%, 4/1/41 (144A)                                                                  1,256,963
           649,000  Time Warner, Inc., 3.1500%, 7/15/15                                                                      672,707
                                                                                                                           5,598,726
Non-Hazardous Waste Disposal - 0.3%
         1,319,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                     1,412,979
Office Automation and Equipment - 0.3%
           181,000  Xerox Corp., 5.6500%, 5/15/13                                                                            198,265
           442,000  Xerox Corp., 8.2500%, 5/15/14                                                                            529,945
           392,000  Xerox Corp., 5.6250%, 12/15/19                                                                           438,754
                                                                                                                           1,166,964
Oil and Gas Drilling - 0.7%
         1,140,000  Nabors Industries, Inc., 9.2500%, 1/15/19                                                              1,458,737
         1,236,000  Nabors Industries, Inc., 5.0000%, 9/15/20 (144A)                                                       1,248,507
           359,000  Noble Holding International, Ltd., 3.4500%, 8/1/15                                                       374,112
                                                                                                                           3,081,356
Oil Companies - Exploration and Production - 0.6%
           318,000  Peabody Energy Corp., 6.5000%, 9/15/20                                                                   342,248
         1,570,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                    1,660,274
           515,000  Forest Oil Corp., 8.5000%, 2/15/14                                                                       562,638
                                                                                                                           2,565,160
Oil Companies - Integrated - 0.8%
         2,652,000  BP Capital Markets PLC, 3.1250%, 10/1/15                                                               2,665,931
         1,226,000  BP Capital Markets PLC, 4.5000%, 10/1/20                                                               1,253,726
                                                                                                                           3,919,657
Oil Refining and Marketing - 1.0%
         1,832,000  NuStar Logistics L.P., 4.8000%, 9/1/20                                                                 1,850,552
         1,100,000  Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)                                                        1,258,110
         1,211,000  Motiva Enterprises LLC, 6.8500%, 1/15/40 (144A)                                                        1,451,430
                                                                                                                           4,560,092
Pharmacy Services - 0.3%
         1,352,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                                1,552,235
Pipelines - 2.7%
         1,545,000  DCP Midstream Operating, 3.2500%, 10/1/15                                                              1,551,316
           279,000  El Paso Pipeline Partners Operating Co. LLC, 6.5000%, 4/1/20                                             301,187
           980,000  Energy Transfer Equity, 7.5000%, 10/15/20                                                              1,031,450
           544,000  Energy Transfer Partners L.P., 5.9500%, 2/1/15                                                           604,377
               523  Kern River Funding Corp., 4.8930%, 4/30/18 (144A)*,***                                                       555
           343,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                     387,375
         2,034,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         2,097,563
           351,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                       445,493
         2,060,000  Plains All American Pipeline L.P. / PAA Finance Corp., 3.9500%, 9/15/15                                2,160,878
         3,062,000  Trans-Canada Pipelines, 3.8000%, 10/1/20                                                               3,129,259
           563,000  Williams Partners L.P., 3.8000%, 2/15/15                                                                 592,407
                                                                                                                          12,301,860
Property and Casualty Insurance - 0.2%
           720,000  Fidelity National Financial, Inc., 6.6000%, 5/15/17                                                      742,965
Publishing - Newspapers - 0.1%
           244,000  Gannett Company, Inc., 6.3750%, 9/1/15 (144A)                                                            241,255
Real Estate Management/Services - 0.5%
         1,106,000  AMB Property L.P., 6.1250%, 12/1/16                                                                    1,227,600
         1,106,000  AMB Property L.P., 6.6250%, 12/1/19                                                                    1,228,620
                                                                                                                           2,456,220
Reinsurance - 1.6%
         2,283,000  Berkshire Hathaway Finance Corp, 4.0000%, 4/15/12                                                      2,394,007
         1,672,000  Berkshire Hathaway, Inc., 1.4000%, 2/10/12                                                             1,687,252
         1,672,000  Berkshire Hathaway, Inc., 2.1250%, 2/11/13                                                             1,723,051
         1,699,000  Berkshire Hathaway, Inc., 3.2000%, 2/11/15                                                             1,801,825
                                                                                                                           7,606,135
REIT - Apartments - 0.3%
         1,233,000  BRE Properties, Inc., 5.2000%, 3/15/21                                                                 1,255,568
REIT - Diversified - 0.1%
           553,000  Digital Realty Trust L.P., 5.8750%, 2/1/20 (144A)                                                        587,907
REIT - Health Care - 1.1%
           555,000  HCP, Inc., 5.6500%, 12/15/13                                                                             596,457
         1,440,000  HCP, Inc., 6.4500%, 6/25/12                                                                            1,531,541
           943,000  Senior Housing Properties Trust, 6.7500%, 4/15/20                                                        983,078
           271,000  Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 4/1/17                                               281,834
           612,000  Ventas Realty L.P. / Ventas Capital Corp., 6.5000%, 6/1/16                                               638,719
         1,033,000  Ventas Realty L.P. / Ventas Capital Corp., 6.5000%, 6/1/16                                             1,078,100
                                                                                                                           5,109,729
REIT - Hotels - 0.4%
         1,662,000  Host Hotels & Resorts L.P., 7.1250%, 11/1/13                                                           1,691,085
REIT - Office Property - 0.8%
           558,000  Reckson Operating Partnership L.P., 6.0000%, 3/31/16                                                     550,152
         2,911,000  Reckson Operating Partnership L.P., 7.7500%, 3/15/20                                                   2,944,331
                                                                                                                           3,494,483
REIT - Warehouse/Industrial - 0.2%
           491,000  ProLogis, 7.3750%, 10/30/19                                                                              495,505
           565,000  ProLogis, 6.8750%, 3/15/20                                                                               555,459
                                                                                                                           1,050,964
Resorts and Theme Parks - 0.3%
         1,142,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                   1,166,268
Retail - Apparel and Shoe - 0.8%
         1,153,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                                 1,222,180
           859,000  Limited Brands, Inc., 8.5000%, 6/15/19                                                                   998,588
           385,000  Limited Brands, Inc., 7.0000%, 5/1/20                                                                    415,800
         1,123,000  Phillips-Van Heusen Corp., 7.3750%, 5/15/20                                                            1,183,361
                                                                                                                           3,819,929
Retail - Auto Parts - 0.3%
         1,402,000  Advance Auto Parts, Inc., 5.7500%, 5/1/20                                                              1,512,134
Retail - Computer Equipment - 0.1%
           282,000  GameStop Corp., 8.0000%, 10/1/12                                                                         288,698
Retail - Propane Distribution - 0.1%
           619,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                                                 640,665
Retail - Regional Department Stores - 1.5%
           510,000  JC Penney Corp., Inc., 9.0000%, 8/1/12                                                                   562,275
         1,237,000  JC Penney Corp., Inc., 6.8750%, 10/15/15                                                               1,332,868
         1,453,000  JC Penney Corp., Inc., 5.7500%, 2/15/18                                                                1,496,590
           181,000  JC Penney Corp., Inc., 6.3750%, 10/15/36                                                                 174,665
           734,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                           778,040
         1,585,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                         1,688,024
           843,000  Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                                            853,538
                                                                                                                           6,886,000
Retail - Restaurants - 0.9%
         1,571,000  Brinker International, 5.7500%, 6/1/14                                                                 1,671,867
         1,348,000  Darden Restaurants, Inc., 5.6250%, 10/15/12                                                            1,458,756
         1,204,000  Denny's Holdings, Inc., 10.0000%, 10/1/12                                                              1,208,515
                                                                                                                           4,339,138
Savings/Loan/Thrifts - 0.2%
           883,000  Amsouth Bank/Birmingham AL, 4.8500%, 4/1/13                                                              889,351
Steel - Producers - 0.1%
           367,000  ArcelorMittal, 5.3750%, 6/1/13                                                                           394,052
Super-Regional Banks - 1.0%
           497,000  Comerica, Inc., 3.0000%, 9/16/15                                                                         503,017
           652,000  National City Corp., 6.8750%, 5/15/19                                                                    764,809
           563,000  PNC Funding Corp., 3.6250%, 2/8/15                                                                       594,274
           844,000  PNC Funding Corp., 5.1250%, 2/8/20                                                                       913,696
         1,300,000  PNC Preferred Funding Trust III, 8.7000%, 3/15/99 (144A)*                                              1,366,586
           557,000  Wells Fargo & Co, 3.6250%, 4/15/15                                                                       590,619
                                                                                                                           4,733,001
Telecommunication Equipment - Fiber Optics - 0.2%
           907,000  Corning, Inc., 5.7500%, 8/15/40                                                                          962,121
Telecommunication Services - 0.2%
           828,000  Virgin Media Secured Finance PLC, 6.5000%, 1/15/18                                                       873,540
Telephone - Integrated - 2.1%
           582,000  Qwest Communications International, Inc., 7.5000%, 2/15/14                                               593,640
         4,445,000  Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                                       4,667,250
         3,023,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                 3,072,124
         1,113,000  Sprint Capital Corp., 8.3750%, 3/15/12                                                                 1,190,910
                                                                                                                           9,523,924
Television - 0.4%
         1,457,000  CBS Corp., 8.2000%, 5/15/14                                                                            1,735,487
Toys - 0.3%
           360,000  Mattel Inc., 4.3500%, 10/1/20                                                                            363,775
         1,081,000  Mattel Inc., 6.2000%, 10/1/40                                                                          1,097,261
                                                                                                                           1,461,036
Transportation - Railroad - 0.9%
           631,113  CSX Corp., 8.3750%, 10/15/14                                                                             753,290
           259,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                            268,065
           164,000  Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                                             169,740
         2,343,000  Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18 (144A)                                    2,518,725
           235,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                         284,643
                                                                                                                           3,994,463
Transportation - Services - 0.7%
         2,468,000  Asciano Finance, 4.6250%, 9/23/20 (144A)                                                               2,489,163
           680,000  Ryder System, Inc., 3.6000%, 3/1/16                                                                      690,445
                                                                                                                           3,179,608
Transportation - Truck - 0.5%
         2,342,000  JB Hunt Transport Services,, 3.3750%, 9/15/15                                                          2,351,000
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $287,485,955)                                                                                306,311,644
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.2%
       307,000 BRL  Brazilian Government International Bond, 4.8750%, 1/22/21                                                336,933
       416,000 CLP  Chile Government International Bond, 3.8750%, 8/5/20                                                     431,504
------------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $730,698)                                                                                          768,437
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
            22,325  Citigroup Capital, 7.8750% (cost $558,125)                                                               558,125
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 31.3%
               U.S. Treasury Notes/Bonds:
          $345,000     0.8750%, 1/31/11                                                                                      345,795
         1,660,000     1.1250%, 6/30/11                                                                                    1,670,893
         3,403,000     1.0000%, 10/31/11                                                                                   3,428,390
           599,000     1.0000%, 12/31/11                                                                                     604,054
         2,370,000     1.1250%, 1/15/12**                                                                                  2,394,439
         7,823,000     0.8750%, 1/31/12                                                                                    7,879,232
        13,489,000     0.8750%, 2/29/12                                                                                   13,591,785
         4,521,000     4.6250%, 2/29/12                                                                                    4,794,733
         3,369,000     1.3750%, 5/15/12                                                                                    3,423,615
           349,000     1.5000%, 7/15/12                                                                                      356,062
         4,461,000     0.6250%, 7/31/12                                                                                    4,479,647
           848,000     1.3750%, 1/15/13                                                                                      864,762
         3,647,000     1.3750%, 2/15/13                                                                                    3,720,224
           382,000     1.7500%, 4/15/13                                                                                      393,548
         8,670,000     1.1250%, 6/15/13                                                                                    8,793,287
        14,220,000     1.0000%, 7/15/13                                                                                   14,375,566
         5,674,000     0.7500%, 8/15/13                                                                                    5,695,278
           858,000     2.7500%, 10/31/13                                                                                     912,430
         5,214,000     1.7500%, 1/31/14                                                                                    5,384,268
           873,000     1.8750%, 2/28/14                                                                                      904,988
           604,000     1.7500%, 3/31/14                                                                                      623,630
         4,240,000     2.2500%, 5/31/14                                                                                    4,455,311
         2,071,000     2.6250%, 7/31/14                                                                                    2,204,644
         1,141,000     2.3750%, 8/31/14                                                                                    1,203,844
         3,132,000     2.3750%, 9/30/14                                                                                    3,305,729
           761,000     2.6250%, 12/31/14                                                                                     810,643
         2,754,000     2.2500%, 1/31/15                                                                                    2,889,979
         4,075,000     2.3750%, 2/28/15                                                                                    4,298,473
         5,034,000     2.5000%, 3/31/15                                                                                    5,338,003
         5,775,000     2.5000%, 4/30/15                                                                                    6,122,401
         7,378,000     2.1250%, 5/31/15                                                                                    7,692,155
           179,000     1.8750%, 6/30/15                                                                                      184,454
         2,388,000     1.7500%, 7/31/15                                                                                    2,445,456
           677,000     3.3750%, 11/15/19                                                                                     729,309
         3,289,000     3.6250%, 2/15/20                                                                                    3,607,365
         2,576,000     3.5000%, 5/15/20                                                                                    2,796,171
         2,421,000     2.6250%, 8/15/20                                                                                    2,443,697
           862,000     5.2500%, 2/15/29                                                                                    1,089,353
           751,000     4.3750%, 11/15/39                                                                                     842,528
         1,801,000     4.6250%, 2/15/40                                                                                    2,104,357
         5,552,000     3.8750%, 8/15/40                                                                                    5,739,380
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (140,881,884)                                                                            144,939,878
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.8%
         8,500,235  Janus Cash Liquidity Fund LLC, 0% (cost $8,500,235)                                                    8,500,235
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note - 0.3%
   $     1,070,000  State of California Build America Bonds - Variable Purpose, 7.5500%, 4/1/39
                      (amortized cost $1,172,316)                                                                          1,163,636
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $440,619,926) - 100%                                                                       463,546,166
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                         September 30, 2010 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                       $  2,489,163                0.5%
Brazil                                               336,933                0.1%
Canada                                             9,656,614                2.1%
Cayman Islands                                     4,695,218                1.0%
Chile                                                431,504                0.1%
India                                                273,702                0.1%
Luxembourg                                         4,024,839                0.9%
Mexico                                             2,956,530                0.6%
Switzerland                                        4,113,095                0.9%
United Kingdom                                    11,473,994                2.4%
United States++                                  423,094,574               91.3%
--------------------------------------------------------------------------------
Total                                           $463,546,166              100.0%

++Includes Cash Equivalents (89.2% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Rate is subject to change. Rate shown reflects current rate.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

***   Schedule of Restricted and Illiquid Securities (as of September 30, 2010)

                                                                                                              Value as a %
                                                         Acquisition         Acquisition                      of Investment
                                                             Date               Cost             Value         Securities
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Kern River Funding Corp., 4.8930%, 4/30/18 (144A)          4/28/03              $573             $555             0.0%
---------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2010. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)
                                                                         Level 2 - Other             Level 3 -
                                                    Level 1 - Quoted     Significant Observable      Significant
                                                    Prices               Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Flexible Bond Portfolio
Bank Loans                                                     $-                  $ 1,304,211                           $-
---------------------------------------------------------------------------------------------------------------------------
Corporate Bonds                                                 -                  306,311,644                            -
---------------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds                                        -                      768,437                            -
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                                 -                      558,125                            -
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                                       -                  144,939,878                            -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Money Market                                                    -                    8,500,235                            -
---------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note                    -                    1,163,636                            -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                                $-                $ 463,546,166                          $ -
---------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                  $ 2,374,233

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.0%
Agricultural Chemicals - 1.0%
            42,644  Syngenta A.G.                                                                                     $   10,607,183
Automotive - Cars and Light Trucks - 2.5%
         2,227,195  Ford Motor Co.*                                                                                       27,260,867
Brewery - 5.5%
         1,016,682  Anheuser-Busch InBev N.V.                                                                             59,723,592
           340,184  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                    1,391
                                                                                                                          59,724,983
Cellular Telecommunications - 0.9%
           176,215  America Movil S.A.B. de C.V. - Series L (ADR)                                                          9,397,546
Chemicals - Diversified - 1.2%
           942,134  Israel Chemicals, Ltd.                                                                                13,320,912
Commercial Banks - 2.1%
           787,405  Standard Chartered PLC                                                                                22,623,457
Computers - 10.7%
           413,914  Apple, Inc.*,**                                                                                      117,448,097
Cosmetics and Toiletries - 1.3%
           186,535  Colgate-Palmolive Co.                                                                                 14,337,080
Diversified Banking Institutions - 7.0%
         3,051,967  Bank of America Corp.**                                                                               40,011,287
            84,700  Goldman Sachs Group, Inc.                                                                             12,245,926
           621,640  JPMorgan Chase & Co.**                                                                                23,665,835
                                                                                                                          75,923,048
E-Commerce/Services - 3.3%
         1,460,176  eBay, Inc.*                                                                                           35,628,294
Electric Products - Miscellaneous - 0.1%
             8,301  LG Electronics, Inc.                                                                                     699,721
Electronic Components - Miscellaneous - 1.9%
           728,385  Tyco Electronics, Ltd. (U.S. Shares)                                                                  21,283,410
Electronic Connectors - 1.2%
           271,880  Amphenol Corp. - Class A                                                                              13,316,682
Enterprise Software/Services - 5.2%
         2,123,175  Oracle Corp.                                                                                          57,007,249
Finance - Investment Bankers/Brokers - 1.8%
         1,402,138  Charles Schwab Corp.                                                                                  19,489,718
Finance - Other Services - 1.8%
            74,435  CME Group, Inc.                                                                                       19,386,596
Industrial Automation and Robotics - 0.6%
            54,200  Fanuc, Ltd.                                                                                            6,875,798
Life and Health Insurance - 2.4%
         2,600,248  Prudential PLC                                                                                        26,021,811
Medical - Biomedical and Genetic - 9.0%
         1,204,268  Celgene Corp.*                                                                                        69,377,879
           596,745  Gilead Sciences, Inc.*                                                                                21,250,089
           217,950  Vertex Pharmaceuticals, Inc.*                                                                          7,534,532
                                                                                                                          98,162,500
Medical Instruments - 2.3%
            87,380  Intuitive Surgical, Inc.*                                                                             24,793,201
Multi-Line Insurance - 1.9%
           358,420  ACE, Ltd. (U.S. Shares)                                                                               20,877,965
Multimedia - 3.3%
         2,736,005  News Corp. - Class A                                                                                  35,732,225
Networking Products - 4.6%
         2,274,170  Cisco Systems, Inc.*                                                                                  49,804,323
Oil Companies - Integrated - 2.2%
           625,853  BG Group PLC                                                                                          11,003,364
           360,115  Petroleo Brasileiro S.A. (ADR)                                                                        13,061,371
                                                                                                                          24,064,735
Optical Supplies - 2.3%
           153,639  Alcon, Inc. (U.S. Shares)                                                                             25,625,449
Real Estate Operating/Development - 1.0%
         2,316,000  Hang Lung Properties, Ltd.                                                                            11,295,399
Retail - Apparel and Shoe - 2.5%
         1,020,640  Limited Brands, Inc.                                                                                  27,332,739
Retail - Drug Store - 2.9%
           992,862  CVS Caremark Corp.                                                                                    31,245,367
Soap and Cleaning Preparations - 1.1%
           217,595  Reckitt Benckiser Group PLC                                                                           11,976,927
Transportation - Services - 2.9%
           476,530  United Parcel Service, Inc. - Class B                                                                 31,779,786
Web Portals/Internet Service Providers - 7.7%
            97,959  Google, Inc. - Class A*                                                                               51,505,863
         2,351,420  Yahoo!, Inc.*                                                                                         33,319,621
                                                                                                                          84,825,484
Wireless Equipment - 2.8%
           699,945  Crown Castle International Corp.*                                                                     30,902,572
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $791,908,924)                                                                                 1,058,771,124
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.0%
        32,790,000  Janus Cash Liquidity Fund LLC, 0% (cost $32,790,000)                                                  32,790,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $824,698,924) - 100%                                                                    $1,091,561,124
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2010 (unaudited)

                                                                 % of Investment
Country                                              Value            Securities
Belgium                                  $      59,724,983                  5.5%
Brazil                                          13,061,371                  1.2%
Hong Kong                                       11,295,399                  1.0%
Israel                                          13,320,912                  1.2%
Japan                                            6,875,798                  0.6%
Mexico                                           9,397,546                  0.9%
South Korea                                        699,721                  0.1%
Switzerland                                     78,394,006                  7.2%
United Kingdom                                  71,625,558                  6.5%
United States++                                827,165,830                 75.8%
Total                                    $   1,091,561,124                100.0%

++Includes Cash Equivalents (72.8% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2010)
                                                                      Level 2 - Other Significant        Level 3 - Significant
                                        Level 1 - Quoted Prices            Observable Inputs              Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Forty Portfolio
Common Stock
Agricultural Chemicals                         $             -                    $   10,607,183                 $          -
Brewery                                                      -                        59,724,983                            -
Cellular Telecommunications                                  -                         9,397,546                            -
Chemicals - Diversified                                      -                        13,320,912                            -
Commercial Banks                                             -                        22,623,457                            -
Electric Products - Miscellaneous                            -                           699,721                            -
Industrial Automation and Robotics                           -                         6,875,798                            -
Life and Health Insurance                                    -                        26,021,811                            -
Oil Companies - Integrated                                   -                        24,064,735                            -
Real Estate Operating/Development                            -                        11,295,399                            -
Soap and Cleaning Preparations                               -                        11,976,927                            -
All Other                                          862,162,652                                 -                            -

Money Market                                                 -                        32,790,000                            -

Total Investments in Securities                $   862,162,652                    $  229,398,472                 $          -
-------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                                      $    35,250,983

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                           Value
----------------------------------------------------------------------------------------------------------
Common Stock -- 101.4 %
Applications Software -- 1.9%
             43,563  Microsoft Corp.                                                          $  1,066,858
             46,750  Quest Software, Inc.*                                                       1,149,582
                                                                                                 2,216,440
Cable Television -- 1.3%
              1,401  Jupiter Telecommunications Co., Ltd.**                                      1,510,846
Casino Services -- 0.8%
             64,540  International Game Technology                                                 932,603
Commercial Services -- 0.7%
             84,515  Live Nation, Inc.*                                                            835,008
Communications Software -- 1.8%
            122,015  SolarWinds, Inc.*                                                           2,105,979
Computer Aided Design -- 0.4%
             10,496  ANSYS, Inc.*                                                                  443,456
Computer Services -- 2.5%
             21,926  International Business Machines Corp.                                       2,941,154
Computers -- 5.8%
             19,576  Apple, Inc.*,**                                                             5,554,690
             25,441  Research In Motion, Ltd. (U.S. Shares)*                                     1,238,722
                                                                                                 6,793,412
Computers - Peripheral Equipment -- 0.7%
             48,790  Logitech International S.A.*                                                  851,186
Decision Support Software -- 1.7%
            211,585  DemandTec, Inc.*                                                            1,991,015
E-Commerce/Services -- 3.7%
             42,441  Ctrip.com International, Ltd.*                                              2,026,558
             94,778  eBay, Inc.*,**                                                              2,312,583
                                                                                                 4,339,141
Educational Software -- 1.5%
             49,184  Blackboard, Inc.                                                            1,772,591
Electric Products - Miscellaneous -- 2.4%
             33,581  LG Electronics, Inc.                                                        2,830,662
Electronic Components - Miscellaneous -- 4.3%
            172,294  Tyco Electronics, Ltd. (U.S. Shares)                                        5,034,431
Electronic Components - Semiconductors -- 9.8%
            486,469  ARM Holdings PLC**                                                          3,032,015
             23,052  Ceva, Inc.*                                                                   329,644
            556,000  ON Semiconductor Corp.*,**                                                  4,008,760
            154,615  Texas Instruments, Inc.                                                     4,196,251
                                                                                                11,566,670
Electronic Connectors -- 3.1%
             74,679  Amphenol Corp. - Class A                                                    3,657,777
Electronic Forms -- 1.5%
             68,490  Adobe Systems, Inc.*                                                        1,791,013
Electronic Measuring Instruments -- 1.7%
             58,582  Trimble Navigation, Ltd.*                                                   2,052,713
Energy - Alternate Sources -- 0.2%
             33,600  JA Solar Holdings Co., Ltd. (ADR)*                                            313,905
Enterprise Software/Services -- 13.7%
             34,930  Advent Software, Inc.                                                       1,822,997
             20,918  Autonomy Corp. PLC**                                                          596,153
             71,717  Aveva Group PLC**                                                           1,651,082
              3,905  Microstrategy, Inc.*                                                          338,212
            226,075  Oracle Corp.**                                                              6,070,114
             61,810  Taleo Corp.*                                                                1,791,872
             63,212  Temenos Group A.G.*                                                         1,938,416
             24,700  Totvs S.A.                                                                  1,896,631
                                                                                                16,105,477
Finance - Other Services -- 0.6%
             85,900  BM&F Bovespa S.A.                                                             718,499
Human Resources -- 1.0%
             47,850  SuccessFactors, Inc.*                                                       1,201,514
Industrial Automation and Robotics -- 1.1%
             10,000  Fanuc, Ltd.**                                                               1,268,597
Internet Applications Software -- 2.7%
             15,900  Tencent Holdings, Ltd.                                                        345,974
            153,080  Vocus, Inc.*                                                                2,828,919
                                                                                                 3,174,893
Internet Infrastructure Software -- 0.6%
             35,225  AsiaInfo Holdings, Inc.*                                                      694,989
Medical - Biomedical and Genetic -- 4.2%
             55,435  Celgene Corp.*                                                              3,193,610
              9,198  Gilead Sciences, Inc.*                                                        327,541
             48,428  Myriad Genetics, Inc.*                                                        794,703
             17,975  Vertex Pharmaceuticals, Inc.*                                                 621,396
                                                                                                 4,937,250
Medical Information Systems -- 0.5%
             17,680  athenahealth, Inc.*                                                           583,794
Multimedia -- 0.3%
             26,852  News Corp. - Class A                                                          350,687
Networking Products -- 5.1%
            276,625  Cisco Systems, Inc.*                                                        6,058,087
Power Converters and Power Supply Equipment -- 0.4%
            210,000  China High Speed Transmission Equipment Group Co., Ltd.                       453,906
Retail - Automobile -- 0.5%
             17,513  Copart, Inc.*                                                                 577,404
Semiconductor Components/Integrated Circuits -- 7.1%
            737,825  Atmel Corp.                                                                 5,873,087
            141,002  Marvell Technology Group, Ltd.*                                             2,468,945
                                                                                                 8,342,032
Semiconductor Equipment -- 1.0%
             14,581  ASML Holding N.V.                                                             437,154
             14,258  KLA-Tencor Corp.                                                              502,309
              7,365  Lam Research Corp.*                                                           308,225
                                                                                                 1,247,688
Telecommunication Equipment -- 2.7%
             20,241  CommScope, Inc.*                                                              480,521
            362,372  Tellabs, Inc.**                                                             2,699,672
                                                                                                 3,180,193
Telecommunication Equipment - Fiber Optics -- 1.6%
             34,688  Corning, Inc.                                                                 634,097
             64,880  Finisar, Corp.*                                                             1,219,095
                                                                                                 1,853,192
Telecommunication Services -- 0.7%
             27,750  Amdocs, Ltd. (U.S. Shares)*                                                   795,315
Television -- 0.6%
             47,442  CBS Corp. - Class B                                                           752,430
Toys -- 1.2%
              5,665  Nintendo Co., Ltd.**                                                        1,416,103
Transactional Software -- 0.3%
              8,110  Longtop Financial Technologies, Ltd. (ADR)*                                   319,129
Web Portals/Internet Service Providers -- 5.2%
             98,740  AOL, Inc.*                                                                  2,443,815
              3,520  Google, Inc. - Class A*                                                     1,850,781
            130,205  Yahoo!, Inc.*                                                               1,845,005
                                                                                                 6,139,601
Wireless Equipment -- 4.5%
             49,949  Crown Castle International Corp.*                                           2,205,248
             68,431  QUALCOMM, Inc.**                                                            3,087,607
                                                                                                 5,292,855
----------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $95,577,247)                                                         119,443,637
----------------------------------------------------------------------------------------------------------
Purchased Options - Calls -- 0.2 %
                204  International Business Machines Corp.
                      expires January 2011
                      exercise price $130.00 (cost $163,812)                                       170,036
----------------------------------------------------------------------------------------------------------
Money Market -- 1.4 %
          1,650,019  Janus Cash Liquidity Fund LLC, 0% (cost $1,650,019)                         1,650,019
----------------------------------------------------------------------------------------------------------
Total Investments (total cost $97,391,078) - 103.0%                                            121,263,692
----------------------------------------------------------------------------------------------------------
Common Stock Sold Short -- (3.0) %
Applications Software -- (0.8)%
              8,010  Salesforce.com, Inc.* (Proceeds $937,706)                                    (895,518)
Electronic Components - Semiconductors -- (2.2)%
             47,865  Cree, Inc.*                                                                (2,598,591)
----------------------------------------------------------------------------------------------------------
Total Common Stock Sold Short (proceeds $3,897,045)                                             (3,494,109)
----------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $93,494,033) - 100%                    117,769,583
----------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                         $   2,468,945               2.0%
Brazil                                              2,615,130               2.2%
Canada                                              1,238,722               1.0%
Cayman Islands                                      3,459,472               2.9%
Guernsey                                              795,315               0.7%
Japan                                               4,195,546               3.5%
Netherlands                                           437,154               0.4%
South Korea                                         2,830,662               2.3%
Switzerland                                         7,824,033               6.4%
United Kingdom                                      5,279,250               4.3%
United States++                                    90,119,463              74.3%
--------------------------------------------------------------------------------
Total                                           $ 121,263,692             100.0%
--------------------------------------------------------------------------------

++ Includes Cash Equivalents (72.9% excluding Cash Equivalents)

Summary of Investments by Country - (Short Positions)
                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
United States                                  $   (3,494,109)            100.0%
--------------------------------------------------------------------------------
Total                                          $   (3,494,109)            100.0%
--------------------------------------------------------------------------------

Forward Currency Contracts, Open
As of September 30, 2010 (unaudited)
Counterparty/                                    Currency Units      Currency Value in        Unrealized
Currency Sold and Settlement Date                     Sold                U.S. $             Gain/(Loss)
Credit Suisse Securities (USA) LLC:
   Japanese Yen 11/18/10                           142,500,000            $ 1,708,201         $   (24,404)
HSBC Securities (USA), Inc.:
   British Pound 10/7/10                               673,000              1,057,054              15,378
   Japanese Yen 10/7/10                             92,000,000              1,102,356             (28,568)
JP Morgan Chase & Co.:                                                      2,159,411             (13,190)
   British Pound 11/10/10                              280,000                439,666               2,882
   Japanese Yen 11/10/10                            44,000,000                527,396                (904)
                                                                              967,062               1,978
----------------------------------------------------------------------------------------------------------
Total                                                                     $ 4,834,674         $   (35,616)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Portfolios's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

                                                                                Level 2             Level 3
                                                            Level 1        Other Significant      Significant
Valuation Inputs Summary (as of September 30, 2010 )    Quoted - Prices    Observable Inputs  Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Global Technology Portfolio

Common Stock
Cable Television                                         $         --       $     1,510,846    $           --
Computers - Peripheral Equipment                                   --               851,186                --
E-Commerce/Services                                         2,312,583             2,026,558                --
Electric Products - Miscellaneous                                  --             2,830,662                --
Electronic Components - Semiconductors                      8,534,655             3,032,015                --
Energy - Alternate Sources                                         --               313,905                --
Enterprise Software/Services                               11,919,826             4,185,651                --
Industrial Automation and Robotics                                 --             1,268,597                --
Internet Applications Software                              2,828,919               345,974                --
Power Converters and Power Supply Equipment                        --               453,906                --
Semiconductor Equipment                                       810,534               437,154                --
Toys                                                               --             1,416,103                --
Transactional Software                                             --               319,129                --
All Other                                                  74,045,434                    --                --
Total Common Stock                                        100,451,951            18,991,686                --

Purchased Options - Calls                                          --               170,036                --

Money Market                                                       --             1,650,019                --

Total Investments in Securities                           100,451,951            20,811,741                --

Investments in Securities Sold Short:                              --            (3,494,109)               --

Other Financial Instruments(a):                                    --               (35,616)               --

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                             $ 24,384,197
--------------------------------------------------------------------------------

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                    Value
---------------------------------------------------------------------------------------------------------------
Common Stock -- 97.6 %
Aerospace and Defense -- 0.2%
            33,515 Raytheon Co.                                                                   $   1,531,971
Aerospace and Defense - Equipment -- 0.5%
            41,385 United Technologies Corp.                                                          2,947,854
Agricultural Chemicals -- 0.7%
            78,515 Mosaic Co.                                                                         4,613,541
Applications Software -- 0.5%
           136,835 Microsoft Corp.                                                                    3,351,089
Beverages - Wine and Spirits -- 1.1%
           391,353 Diageo PLC**                                                                       6,742,907
Beverages -- Non-Alcoholic -- 0.9%
           179,545 Coca-Cola Enterprises, Inc.                                                        5,565,895
Brewery -- 5.5%
           582,972 Anheuser-Busch InBev N.V.**                                                       34,245,892
         2,113,456 Anheuser-Busch InBev N.V. - VVPR Strip*,**                                             8,642
                                                                                                     34,254,534
Casino Hotels -- 0.8%
           588,740 Crown, Ltd.**                                                                      4,773,221
Commercial Banks -- 0.9%
           231,174 ICICI Bank, Ltd.                                                                   5,719,895
Commercial Services - Finance -- 1.3%
            55,585 Global Payments, Inc.                                                              2,384,041
           103,190 Verisk Analytics, Inc.*                                                            2,890,352
           148,280 Western Union Co.                                                                  2,620,107
                                                                                                      7,894,500
Computer Services -- 4.4%
           201,310 International Business Machines Corp.**                                           27,003,723
Computers -- 5.1%
           112,505 Apple, Inc.*,**                                                                   31,923,294
Cosmetics and Toiletries -- 1.3%
           105,170 Colgate-Palmolive Co.                                                              8,083,366
Diversified Banking Institutions -- 2.9%
            57,095 Goldman Sachs Group, Inc.                                                          8,254,795
           192,450 JPMorgan Chase & Co.                                                               7,326,572
            86,875 Morgan Stanley                                                                     2,144,075
                                                                                                     17,725,442
Diversified Operations -- 4.1%
           258,355 Danaher Corp.                                                                     10,491,796
            68,105 Illinois Tool Works, Inc.                                                          3,202,297
           312,630 Tyco International, Ltd. (U.S. Shares)                                            11,482,900
                                                                                                     25,176,993
E-Commerce/Services -- 3.4%
           856,725 eBay, Inc.*                                                                       20,904,090
Electric Products - Miscellaneous -- 1.1%
           124,990 Emerson Electric Co.                                                               6,581,973
Electronic Components - Semiconductors -- 1.2%
           275,611 Texas Instruments, Inc.**                                                          7,480,082
Electronic Connectors -- 1.1%
           139,820 Amphenol Corp. - Class A                                                           6,848,384
Enterprise Software/Services -- 3.4%
           774,735 Oracle Corp.                                                                      20,801,635
Finance - Other Services -- 0.5%
            12,135 CME Group, Inc.                                                                    3,160,561
Food - Miscellaneous/Diversified -- 0.4%
            74,490 General Mills, Inc.                                                                2,721,865
Food - Retail -- 0.3%
           248,136 Tesco PLC**                                                                        1,653,356
Gold Mining -- 1.8%
           174,365 Newmont Mining Corp.                                                              10,951,866
Industrial Gases -- 1.4%
            99,010 Praxair, Inc.                                                                      8,936,643
Investment Management and Advisory Services -- 1.2%
           149,035 T. Rowe Price Group, Inc.                                                          7,461,437
Life and Health Insurance -- 1.2%
            83,070 AFLAC, Inc.                                                                        4,295,549
           309,361 Prudential PLC**                                                                   3,095,910
                                                                                                      7,391,459
Medical - Biomedical and Genetic -- 5.7%
           399,221 Celgene Corp.*,**                                                                 22,999,122
            81,785 Genzyme Corp.*                                                                     5,789,560
           185,875 Gilead Sciences, Inc.*                                                             6,619,009
                                                                                                     35,407,691
Medical - Drugs -- 3.1%
           117,515 Abbott Laboratories                                                                6,138,984
           492,655 Bristol-Myers Squibb Co.                                                          13,355,877
                                                                                                     19,494,861
Medical - HMO -- 0.4%
            73,435 UnitedHealth Group, Inc.                                                           2,578,303
Medical Instruments -- 0.8%
           124,599 St. Jude Medical, Inc.*                                                            4,901,725
Medical Products -- 2.0%
           301,310 Covidien PLC (U.S. Shares)**                                                      12,109,649
Metal Processors and Fabricators -- 1.3%
            64,440 Precision Castparts Corp.                                                          8,206,434
Multimedia -- 0.8%
           155,715 Walt Disney Co.                                                                    5,155,724
Networking Products -- 3.6%
         1,028,892 Cisco Systems, Inc.*,**                                                           22,532,735
Oil - Field Services -- 0.4%
            78,770 Halliburton Co.                                                                    2,604,924
Oil Companies - Exploration and Production -- 7.4%
            73,855 Apache Corp.**                                                                     7,220,065
           158,040 EOG Resources, Inc.**                                                             14,692,979
           306,565 Occidental Petroleum Corp.**                                                      24,004,039
                                                                                                     45,917,083
Pharmacy Services -- 0.6%
            76,840 Medco Health Solutions, Inc.*                                                      4,000,290
Pipelines -- 0.6%
            98,948 Enterprise Products Partners L.P.                                                  3,925,267
Retail - Apparel and Shoe -- 0.9%
           202,765 Limited Brands, Inc.                                                               5,430,047
Retail - Building Products -- 0.6%
           111,865 Home Depot, Inc.                                                                   3,543,883
Retail - Drug Store -- 1.3%
           244,410 Walgreen Co.                                                                       8,187,735
Retail - Regional Department Stores -- 0.6%
            70,295 Kohl's Corp.*                                                                      3,703,141
Retail - Restaurants -- 1.0%
            85,438 McDonald's Corp.                                                                   6,365,985
Semiconductor Components/Integrated Circuits -- 2.2%
           512,680 Marvell Technology Group, Ltd.*                                                    8,977,027
         2,420,942 Taiwan Semiconductor Manufacturing Co., Ltd.                                       4,803,980
                                                                                                     13,781,007
Steel - Producers -- 1.0%
           163,285 Nucor Corp.                                                                        6,237,487
Telecommunication Equipment -- 0%
               334 Nortel Networks Corp. (U.S. Shares)*                                                       7
Television -- 1.1%
           445,240 CBS Corp. - Class B                                                                7,061,506
Tobacco -- 1.6%
           173,955 Philip Morris International, Inc.                                                  9,744,959
Transportation - Railroad -- 1.3%
           125,100 Canadian National Railway Co. (U.S. Shares)                                        8,008,902
Transportation - Services -- 3.0%
            97,950 C.H. Robinson Worldwide, Inc.                                                      6,848,664
           110,665 Expeditors International of Washington, Inc.                                       5,116,043
            36,280 FedEx Corp.                                                                        3,101,940
            52,405 United Parcel Service, Inc. - Class B                                              3,494,889
                                                                                                     18,561,536
Web Portals/Internet Service Providers -- 3.6%
            26,590 Google, Inc. - Class A*                                                           13,980,756
           585,300 Yahoo!, Inc.*                                                                      8,293,701
                                                                                                     22,274,457
Wireless Equipment -- 5.5%
           710,160 Crown Castle International Corp.*,**                                              31,353,564
           351,800 Motorola, Inc.*                                                                    3,000,854
                                                                                                     34,354,418
---------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $459,940,839)                                                              606,291,332
---------------------------------------------------------------------------------------------------------------
Money Market -- 3.5 %
        21,383,937 Janus Cash Liquidity Fund LLC, 0% (cost $21,383,937)                              21,383,937
---------------------------------------------------------------------------------------------------------------
Total Investments (total cost $481,324,776) - 101.1%                                                627,675,269
---------------------------------------------------------------------------------------------------------------
Exchange Traded Fund Sold Short-- (1.1) %
Growth - Large Cap -- (1.1)%
           137,500 PowerShares QQQ Trust (ETF) (Proceeds  $6,390,112)                                (6,748,500)
---------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $474,934,664) - 100%                      $ 620,926,769
---------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                                                           % of Investment
Country                                  Value                Securities
-------------------------------------------------------------------------------
Australia                           $     4,773,221                0.8%
Belgium                                  34,254,534                5.5%
Bermuda                                   8,977,027                1.4%
Canada                                    8,008,909                1.3%
India                                     5,719,895                0.9%
Ireland                                  12,109,649                1.9%
Switzerland                              11,482,900                1.8%
Taiwan, Province Of
China                                     4,803,980                0.8%
United Kingdom                           11,492,173                1.8%
United States++                         526,052,981               83.8%
-------------------------------------------------------------------------------
Total                               $   627,675,269              100.0%
-------------------------------------------------------------------------------

++ Includes Cash Equivalents (80.3% excluding Cash Equivalents)

Summary of Investments by Country - (Short Positions)

                                                              % of Investment
Country                                          Value           Securities
--------------------------------------------------------------------------------
United States                               $   (6,748,500)         100.0%
--------------------------------------------------------------------------------
Total                                       $   (6,748,500)         100.0%
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Return Swaps outstanding at September 30, 2010
---------------------------------------------------------------------------------------------------------------------------
                        Notional             Return Paid            Return Received        Termination      Unrealized
Counterparty             Amount              by the Fund              by the Fund              Date        Appreciation
---------------------------------------------------------------------------------------------------------------------------
                                         72,100 EUR for every     72,100 EUR for every
                                         1 dividend Dow Jones     1 dividend Dow Jones
                                         Euro STOXX 50 Index      Euro STOXX 50 Index
                                         oint decrease in the    point increase in the
Goldman Sachs                            pctual dividends from    actual dividends from
International         7,902,160 EUR      a  the Fixed Strike        the Fixed Strike        12/21/2012        $209,686
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Forward Currency Contracts, Open

As of September 30, 2010 (unaudited)
Counterparty/
Currency Sold and Settlement Date               Currency Units Sold       Currency Value in U.S. $      Unrealized Gain/(Loss)
HSBC Securities (USA), Inc.:
   Euro 10/7/10                                            5,100,000                   $ 6,951,655                 $  (267,552)
JP Morgan Chase & Co.:
   British Pound 11/10/10                                  4,800,000                     7,537,138                      49,407
   Euro 11/10/10                                           5,300,000                     7,222,134                       3,356
                                                                                        14,759,271                      52,763
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $21,710,927                  $ (214,789)
--------------------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Calls -- (0.1)%                            Value
-------------------------------------------------------------------------------
Apache Corp.                                                         $  (23,059)
 expires October 2010
 178 contracts
 exercise price $100.00
Apple, Inc.
 expires January 2011
 148 contracts
 exercise price $300.00                                                (204,120)
Celgene Corp.
 expires January 2011
 476 contracts
 exercise price $62.50                                                  (90,703)
Cisco Systems, Inc.
 expires January 2011
 1,787 contracts
 exercise price $25.00                                                  (65,481)
EOG Resources, Inc.
 expires January 2011
 283 contracts
 exercise price $105.00                                                 (75,418)
Texas Instruments, Inc.
 expires January 2011
 541 contracts
 exercise price $27.50                                                  (84,502)
-------------------------------------------------------------------------------
Total Schedule of Written Options - Calls  (cost $(526,648))           (543,282)

Schedule of Written Options - Puts -- (0.1)%
-------------------------------------------------------------------------------
Adobe Systems, Inc.                                                    (181,147)
 expires January 2011
 1,250 contracts
 exercise price $25.00
Altria Group, Inc.
 expires January 2011
 1,567 contracts
 exercise price $19.00                                                  (30,217)
Baxter International, Inc.
 expires January 2011
 794 contracts
 exercise price $37.50                                                  (30,608)
Bed Bath & Beyond
 expires January 2011
 876 contracts
 exercise price $34.00                                                  (55,968)
Blackrock, Inc.
 expires January 2011
 229 contracts
 exercise price $130.00                                                 (52,698)
Crown Castle International Corp.
 expires January 2011
 851 contracts
 exercise price $35.00                                                  (46,675)
Deere & Co.
 expires January 2011
 505 contracts
 exercise price $60.00                                                 (105,539)
KLA-Tencor Corp.
 expires January 2011
 1,103 contracts
 exercise price $27.00                                                  (71,729)
Monsanto Co.
 expires January 2011
 630 contracts
 exercise price $47.50                                                 (271,803)
Western Union Co.
 expires January 2011
 2,054 contracts
 exercise price $14.50                                                  (66,934)
-------------------------------------------------------------------------------
Total Schedule of Written Options - Puts  (cost $(1,469,327))        $ (913,320)

Notes to Schedule of Investments (unaudited)

ETF               Exchange-Traded Fund

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

                                                                        Level 2
                                                                         Other                Level 3
                                                                      Significant           Significant
Valuation Inputs Summary (as of September           Level 1            Observable           Unobservable
30, 2010 )                                      Quoted - Prices          Inputs                Inputs
------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Janus Portfolio

Common Stock
Beverages - Wine and Spirits                    $           --      $    6,742,907         $           --
Brewery                                                     --          34,254,534                     --
Casino Hotels                                               --           4,773,221                     --
Commercial Banks                                            --           5,719,895                     --
Food - Retail                                               --           1,653,356                     --
Life and Health Insurance                            4,295,549           3,095,910                     --
Semiconductor Components/Integrated Circuits         8,977,027           4,803,980                     --
All Other                                          531,974,953                  --                     --
Total Common Stock                                 545,247,529          61,043,803                     --

Money Market                                                --          21,383,937                     --

Total Investments in Securities                    545,247,529          82,427,740                     --

Investments in Securities Sold Short:                       --          (6,748,500)                    --

Other Financial Instruments(a):                             --          (1,671,391)                    --

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                                      $   164,947,559
--------------------------------------------------------------------------------

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                        Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 96.9 %
Agricultural Chemicals -- 2.0%
        $     300,740 Potash Corporation of Saskatchewan, Inc.                                      $    43,122,829
               34,470 Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                              4,965,059
                                                                                                         48,087,888
Agricultural Operations -- 1.6%
           46,586,847 Chaoda Modern Agriculture Holdings, Ltd.                                           38,492,537
Airlines -- 10.8%
           14,567,628 British Airways PLC*                                                               55,537,588
            2,436,075 Continental Airlines, Inc. - Class B*                                              60,512,103
            6,845,717 Delta Air Lines, Inc.*                                                             79,684,146
            2,310,334 Deutsche Lufthansa A.G.*,**                                                        42,532,521
            1,007,425 UAL Corp.                                                                          23,805,453
                                                                                                        262,071,811
Automotive - Cars and Light Trucks -- 4.8%
              322,034 Daimler A.G.*,**                                                                   20,429,342
            7,794,474 Ford Motor Co.*                                                                    95,404,362
                                                                                                        115,833,704
Building - Residential and Commercial -- 1.7%
            4,314,300 MRV Engenharia e Participacoes S.A.                                                40,957,414
Casino Hotels -- 1.4%
            4,065,334 Crown, Ltd.                                                                        32,959,776
Commercial Banks -- 5.6%
            7,815,169 Anglo Irish Bank Corp., Ltd.*,**,(0)                                                       10
            8,216,400 Banco de Oro Unibank, Inc.                                                         11,275,776
              166,780 Banco de Oro Unibank, Inc. (GDR)                                                    4,577,086
            7,323,050 Commercial Bank of Ceylon PLC                                                      18,542,646
            4,292,400 Hatton National Bank PLC                                                           14,824,132
            1,637,655 Punjab National Bank, Ltd.                                                         47,086,254
              553,560 State Bank of India, Ltd.                                                          39,933,302
                                                                                                        136,239,206
Computers -- 0.6%
              323,305 Research In Motion, Ltd. (U.S. Shares)*                                            15,741,720
Distribution/Wholesale -- 6.6%
           28,444,970 Li & Fung, Ltd.                                                                   159,219,347
Diversified Banking Institutions -- 4.2%
            3,646,235 Bank of America Corp.                                                              47,802,141
              417,115 Deutsche Bank A.G.**                                                               22,794,146
              493,097 Julius Baer Group, Ltd.                                                            17,978,363
            4,957,401 UniCredit S.P.A.**                                                                 12,693,371
                                                                                                        101,268,021
Diversified Operations -- 1.5%
              113,800 Aitken Spence & Co. PLC                                                             3,388,916
            1,324,985 MAX India, Ltd.*                                                                    5,002,834
           22,233,465 Melco International Development, Ltd.*                                             11,320,120
              302,885 Orascom Development Holding A.G.*                                                  15,764,663
                                                                                                         35,476,533
Diversified Operations - Commercial Services -- 1.7%
           13,727,500 John Keells Holdings PLC                                                           40,444,987
Electric Products - Miscellaneous -- 1.2%
              350,543 LG Electronics, Inc.                                                               29,548,514
Electronic Components - Semiconductors -- 4.8%
           18,813,796 ARM Holdings PLC                                                                  117,260,753
Finance - Investment Bankers/Brokers -- 1.1%
            5,289,500 Nomura Holdings, Inc.**                                                            25,656,477
Finance - Mortgage Loan Banker -- 0.7%
            1,069,135 Housing Development Finance Corp.                                                  17,455,305
Food - Catering -- 0%
            5,684,000 FU JI Food & Catering Services Holdings, Ltd.*,***,(1)                                      0
Hotels and Motels -- 2.7%
           28,325,835 Shangri-La Asia, Ltd.                                                              64,289,186
Investment Management and Advisory Services -- 0.5%
            2,365,300 BlueBay Asset Management PLC                                                       12,827,816
Life and Health Insurance -- 0.5%
            1,320,091 Prudential PLC                                                                     13,210,724
Medical - Biomedical and Genetic -- 2.1%
              862,530 Celgene Corp.*                                                                     49,690,353
Medical - Drugs -- 1.6%
            1,552,215 Biovail, Corp.*                                                                    38,882,986
Metal - Diversified -- 1.5%
            1,572,220 Ivanhoe Mines, Ltd.*                                                               36,898,105
Multi-Line Insurance -- 0.8%
            1,834,453 ING Groep N.V.*,**                                                                 18,943,569
Oil and Gas Drilling -- 0.4%
            1,343,952 Karoon Gas Australia Ltd.                                                           9,805,247
Oil Companies - Exploration and Production -- 2.6%
            3,116,098 Cairn Energy PLC*                                                                  22,218,881
              405,417 Niko Resources, Ltd.                                                               39,911,069
                                                                                                         62,129,950
Oil Companies - Integrated -- 1.3%
              873,870 Petroleo Brasileiro S.A. (ADR)                                                     31,695,265
Oil Field Machinery and Equipment -- 0.3%
              677,298 Wellstream Holdings PLC                                                             8,154,112
Oil Refining and Marketing -- 7.1%
            5,114,549 Reliance Industries, Ltd.                                                         112,424,932
            3,434,715 Valero Energy Corp.                                                                60,141,860
                                                                                                        172,566,792
Power Converters and Power Supply Equipment -- 0.4%
              999,630 Suntech Power Holdings Co., Ltd. (ADR)*                                             9,636,433
Property and Casualty Insurance -- 2.2%
            3,104,013 Reliance Capital, Ltd.                                                             53,987,997
Real Estate Operating/Development -- 10.6%
           42,731,286 Ayala Land, Inc.                                                                   17,105,304
            7,494,505 CapitaLand, Ltd.                                                                   23,127,149
           33,732,000 China Overseas Land & Investment, Ltd.                                             71,392,878
            2,403,110 Cyrela Brazil Realty S.A.                                                          33,908,043
              970,360 Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                   7,336,351
           14,133,000 Hang Lung Properties, Ltd.                                                         68,928,271
            2,755,310 PDG Realty S.A. Empreendimentos e Participacoes                                    32,818,760
              309,138 Rossi Residencial S.A.                                                              2,960,357
                                                                                                        257,577,113
Retail - Consumer Electronics -- 0.8%
              294,110 Yamada Denki Co., Ltd.**                                                           18,256,322
Retail - Miscellaneous/Diversified -- 1.3%
            2,460,276 SM Investments Corp.                                                               31,947,509
Semiconductor Components/Integrated Circuits -- 0%
                    1 Taiwan Semiconductor Manufacturing Co., Ltd.                                                2
Semiconductor Equipment -- 2.6%
            2,139,660 ASML Holding N.V.**                                                                64,149,207
Steel - Producers -- 0.9%
              376,578 ArcelorMittal**                                                                    12,461,896
              858,900 Tokyo Steel Manufacturing Co., Ltd.**                                              10,158,695
                                                                                                         22,620,591
Sugar -- 2.8%
            2,612,014 Bajaj Hindusthan, Ltd.                                                              7,762,130
              426,300 Bajaj Hindusthan, Ltd. (GDR) (144A)                                                 1,266,715
            3,032,876 Cosan, Ltd. - Class A                                                              35,151,033
            1,570,503 Cosan S.A. Industria e Comercio                                                    23,338,917
                                                                                                         67,518,795
Telecommunication Services -- 0.6%
            3,915,909 Reliance Communications, Ltd.                                                      14,673,809
Toys -- 1.3%
              130,400 Nintendo Co., Ltd.**                                                               32,596,620
Web Portals/Internet Service Providers -- 1.7%
            2,967,055 Yahoo!, Inc.*                                                                      42,043,169
-------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,696,835,564)                                                              2,350,815,665
-------------------------------------------------------------------------------------------------------------------
Rights -- 0 %
Diversified Banking Institutions -- 0%
              196,773 Deutsche Bank A.G.*,** (cost $0)                                                      952,188
-------------------------------------------------------------------------------------------------------------------
Money Market -- 3.1 %
           75,901,918 Janus Cash Liquidity Fund LLC (cost $75,901,918)                                   75,901,918
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,772,737,482) - 100%                                                $ 2,427,669,771
-------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2010 (unaudited)

Country                                                Value   % of Investment
                                                                    Securities
Australia                                   $     42,765,023              1.8%
Bermuda                                          258,659,565             10.7%
Brazil                                           173,015,106              7.1%
Canada                                           179,521,768              7.4%
Cayman Islands                                    48,128,970              2.0%
Germany                                           86,708,197              3.6%
Hong Kong                                        151,641,269              6.2%
India                                            299,593,278             12.3%
Ireland                                                   10              0.0%
Italy                                             12,693,371              0.5%
Japan                                             86,668,115              3.6%
Luxembourg                                        12,461,896              0.5%
Netherlands                                       83,092,776              3.4%
Philippines                                       64,905,676              2.7%
Singapore                                         23,127,149              1.0%
South Korea                                       29,548,513              1.2%
Sri Lanka                                         77,200,681              3.2%
Switzerland                                       33,743,027              1.4%
Taiwan                                                     2              0.0%
United Kingdom                                   229,209,875              9.4%
United States ++                                 534,985,504             22.0%
------------------------------------------------------------------------------
Total                                       $  2,427,669,771            100.0%

++ Includes Cash Equivalents (18.9% excluding Cash Equivalents).

Forward Currency Contracts, Open
as of September 30, 2010 (unaudited)

Currency Sold and                               Currency                Currency             Unrealized
Settlement Date                                Units Sold            Value in U.S. $         Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
   Euro 11/18/10                                10,500,000         $    14,306,871         $      (599,856)
   Japanese Yen 11/18/10                     2,500,000,000              29,968,443                (792,489)
                                                                        44,275,314              (1,392,345)
HSBC Securities (USA), Inc.:
   Euro 10/7/10                                 13,400,000              18,265,134                (526,884)
   Japanese Yen 10/7/10                        985,000,000              11,802,402                (263,901)
                                                                        30,067,536                (790,785)
JP Morgan Chase & Co.:
   Euro 11/10/10                                 7,900,000              10,765,067                   5,003
   Japanese Yen 11/10/10                     3,641,000,000              43,641,999                 (74,776)
                                                                        54,407,066                 (69,773)
-----------------------------------------------------------------------------------------------------------
Total                                                              $   128,749,916         $    (2,252,903)


Total Return Swaps Outstanding at September 30, 2010

 Counterparty     Notional     Return Paid by the Fund     Return Received    Termination    Unrealized
                   Amount                                    by the Fund          Date      Appreciation
----------------------------------------------------------------------------------------------------------
   UBS A.G.      $21,657,727    1- month LIBOR plus 85    Sberbank of Russia    6/18/11       $647,233
                                     basis points
----------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

(0) On January 23, 2009, Anglo Irish Bank Corporation PLC was acquired by the Republic of Ireland. The Portfolio's investment in this issuer, as reflected in the Schedule of Investments, exposes investors to the negative (or positive) performance resulting from this and other events.

(1) FU JI Food & Catering Services Holdings, Ltd. filed a petition to wind up the company.


*** Schedule of Fair Valued Securities (as of September 30, 2010)
--------------------------------------------------------------------------------
                                                                    Value as a %
                                                                   of Investment
                                                       Value          Securities
Janus Aspen Overseas Portfolio
FU JI Food & Catering Services Holdings, Ltd.             $0                0.0%
--------------------------------------------------------------------------------
                                                          $0                0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)
                                                                                 Level 2 - Other
                                                                              Significant Observable      Level 3 - Significant
                                                   Level 1 - Quoted Prices            Inputs                Observable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Overseas Portfolio
Common Stock
Agricultural Operations                                    $             -         $      38,492,537               $          -
Airlines                                                       164,001,702                98,070,110                          -
Automotive - Cars and Light Trucks                              95,404,362                20,429,342                          -
Casino Hotels                                                            -                32,959,775                          -
Commercial Banks                                                         -               136,239,206                          -
Distribution/Wholesale                                                   -               159,219,347                          -
Diversified Banking Institutions                                48,754,329                53,465,880                          -
Diversified Operations                                                   -                35,476,533                          -
Diversified Operations - Commercial Services                             -                40,444,987                          -
Electric Products - Miscellaneous                                        -                29,548,514                          -
Electronic Components - Semiconductors                                   -               117,260,753                          -
Finance - Investment Bankers/Brokers                                     -                25,656,477                          -
Finance Mortgage Loan Banker                                             -                17,455,304                          -
Food - Catering                                                          -                         -                          -
Hotels and Motels                                                        -                64,289,186                          -
Investment Management and Advisory Services                              -                12,827,816                          -
Life and Health Insurance                                                -                13,210,724                          -
Multi-Line Insurance                                                     -                18,943,569                          -
Oil and Gas Drilling                                                     -                 9,805,247                          -
Oil Companies - Exploration and Production                      39,911,069                22,218,881                          -
Oil Companies - Integrated                                               -                31,695,265                          -
Oil Field Machinery and Equipment                                        -                 8,154,112                          -
Oil Refining and Marketing                                      60,141,860               112,424,932                          -
Power Converters and Power Supply Equipment                              -                 9,636,433                          -
Property and Casualty Insurance                                          -                53,987,997                          -
Real Estate Operating/Development                               77,023,510               180,553,603                          -
Retail - Consumer Electronics                                            -                18,256,322                          -
Retail - Miscellaneous/Diversified                                       -                31,947,509                          -
Semiconductor Components/Integrated Circuits                             -                         2                          -
Semiconductor Equipment                                                  -                64,149,207                          -
Steel - Producers                                                        -                22,620,591                          -
Sugar                                                           58,489,950                 9,028,846                          -
Telecommunication Services                                               -                14,673,809                          -
Toys                                                                     -                32,596,620                          -
All Other                                                      272,301,635                         -                          -

Money Market                                                             -                75,901,918                          -

Total Investments in Securities                            $   816,028,417         $   1,611,641,354               $          -
----------------------------------------------------------------------------------------------------------------------------------

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended September 30, 2010)

                                                                                                   Transfers
                           Balance as                            Change in                         In
                           of            Accrued                 Unrealized        Net             and/or Out   Balance as of
                           December      Discounts/ Realized     Appreciation/     Purchases/      of           September 30,
                           31, 2009      Premiums   Gain/(Loss)  (Depreciation)(a) (Sales)         Level 3      2010
-------------------------------------------------------------------------------------------------------------------------------
Investments in
Securities:
Janus Aspen Overseas
Portfolio
Food - Catering                  $-         $-           $-                $-              $-           $-              $-
-------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                                     $ 284,724,366

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                             Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.3 %
Aerospace and Defense -- 0.6%
               11,600 Rockwell Collins, Inc.                                                           $    675,700
Apparel Manufacturers -- 0.4%
                5,400 VF Corp.                                                                              437,508
Automotive - Truck Parts and Equipment - Original -- 0.5%
               19,000 Johnson Controls, Inc.                                                                579,500
Brewery -- 1.2%
               27,800 Molson Coors Brewing Co. - Class B                                                  1,312,716
Building - Residential and Commercial -- 1.6%
               34,400 KB Home                                                                               389,752
               13,100 Lennar Corp. - Class A                                                                201,478
               16,200 M.D.C. Holdings, Inc.                                                                 470,286
               32,800 Pulte Homes, Inc.*                                                                    287,328
               20,500 Ryland Group, Inc.                                                                    367,360
                                                                                                          1,716,204
Cable Television -- 0.3%
               20,100 Comcast Corp. - Class A                                                               363,408
Chemicals - Diversified -- 0.9%
               14,677 FMC Corp.                                                                           1,004,054
Chemicals - Specialty -- 0.5%
                5,200 Lubrizol Corp.                                                                        551,044
Commercial Banks -- 0.8%
               12,763 Bank of Hawaii Corp.                                                                  573,314
               10,900 BB&T Corp.                                                                            262,472
                                                                                                            835,786
Commercial Services - Finance -- 2.1%
               20,400 Global Payments, Inc.                                                                 874,956
               41,600 H&R Block, Inc.                                                                       538,720
               47,200 Western Union Co.                                                                     834,024
                                                                                                          2,247,700
Computer Services -- 0.9%
               13,200 Accenture, Ltd. - Class A (U.S. Shares)                                               560,868
               23,500 SRA International, Inc.*                                                              463,420
                                                                                                          1,024,288
Computers -- 0.3%
                8,300 Hewlett-Packard Co.                                                                   349,181
Computers - Integrated Systems -- 1.2%
               29,100 Diebold, Inc.                                                                         904,719
               14,700 Jack Henry & Associates, Inc.                                                         374,850
                                                                                                          1,279,569
Computers - Memory Devices -- 0.3%
               15,600 EMC Corp.*                                                                            316,836
Consumer Products - Miscellaneous -- 0.7%
               10,600 Fortune Brands, Inc.                                                                  521,838
                3,200 Kimberly-Clark Corp.                                                                  208,160
                                                                                                            729,998
Containers - Metal and Glass -- 0.7%
               13,000 Ball Corp.                                                                            765,050
Containers - Paper and Plastic -- 0.8%
               12,700 Pactiv Corp.*                                                                         418,846
               26,800 Temple-Inland, Inc.                                                                   500,088
                                                                                                            918,934
Diversified Banking Institutions -- 0.6%
               13,300 HSBC Holdings PLC                                                                     672,847
Diversified Operations -- 1.2%
               35,500 Tyco International, Ltd. (U.S. Shares)                                              1,303,915
Electric - Integrated -- 0.9%
               13,200 Entergy Corp.                                                                       1,010,196
Electronic Components - Miscellaneous -- 0.6%
               22,700 Garmin, Ltd.                                                                          688,945
Electronic Components - Semiconductors -- 2.0%
               69,500 Intersil Corp. - Class A                                                              812,455
               37,600 QLogic Corp.*                                                                         663,264
               32,800 Semtech Corp.*                                                                        662,232
                                                                                                          2,137,951
Electronic Connectors -- 0.7%
               18,500 Thomas & Betts Corp.*                                                                 758,870
Electronic Forms -- 0.3%
               12,400 Adobe Systems, Inc.*                                                                  324,260
Electronic Parts Distributors -- 0.8%
               22,100 Tech Data Corp.*                                                                      890,630
Engineering - Research and Development Services -- 2.8%
               22,600 Jacobs Engineering Group, Inc.*                                                       874,620
               36,100 KBR, Inc.                                                                             889,504
               34,600 URS Corp.*                                                                          1,314,108
                                                                                                          3,078,232
Entertainment Software -- 0.4%
               24,500 Electronic Arts, Inc.*                                                                402,535
Fiduciary Banks -- 1.3%
               36,800 State Street Corp.                                                                  1,385,888
Finance - Credit Card -- 1.1%
               71,800 Discover Financial Services                                                         1,197,624
Finance - Investment Bankers/Brokers -- 1.4%
               24,500 Raymond James Financial, Inc.                                                         620,585
               53,100 TD Ameritrade Holding Corp.*                                                          857,565
                                                                                                          1,478,150
Food - Baking -- 0.8%
               34,100 Flowers Foods, Inc.                                                                   847,044
Food - Miscellaneous/Diversified -- 1.7%
               15,300 ConAgra Foods, Inc.                                                                   335,682
                6,000 General Mills, Inc.                                                                   219,240
                6,200 Kellogg Co.                                                                           313,162
               34,600 Unilever PLC (ADR)                                                                  1,006,860
                                                                                                          1,874,944
Food - Retail -- 1.6%
               59,000 Kroger Co.                                                                          1,277,940
               20,700 Safeway, Inc.                                                                         438,012
                                                                                                          1,715,952
Forestry -- 1.0%
               15,000 Potlatch Corp.                                                                        510,000
               40,030 Weyerhaeuser Co.                                                                      630,873
                                                                                                          1,140,873
Gas - Distribution -- 0.3%
                8,600 AGL Resources, Inc.                                                                   329,896
Gold Mining -- 1.3%
               33,000 Goldcorp, Inc. (U.S. Shares)                                                        1,436,160
Instruments - Scientific -- 1.7%
               33,600 PerkinElmer, Inc.                                                                     777,504
               23,400 Thermo Fisher Scientific, Inc.*                                                     1,120,392
                                                                                                          1,897,896
Insurance Brokers -- 0.6%
               17,400 AON Corp.                                                                             680,514
Internet Security -- 0.9%
                3,400 McAfee, Inc.*                                                                         160,684
               56,800 Symantec Corp.*                                                                       861,656
                                                                                                          1,022,340
Intimate Apparel -- 0.4%
                9,100 Warnaco Group, Inc.*                                                                  465,283
Investment Management and Advisory Services -- 2.3%
               12,000 AllianceBernstein Holding L.P.                                                        316,920
               20,600 Ameriprise Financial, Inc.                                                            974,998
               58,600 INVESCO, Ltd.                                                                       1,244,078
                                                                                                          2,535,996
Life and Health Insurance -- 0.4%
               17,606 Lincoln National Corp.                                                                421,136
Machinery - Farm -- 0.8%
               11,700 Deere & Co.                                                                           816,426
Machinery - General Industrial -- 0.2%
               11,650 Babcock & Wilcox Co.*                                                                 247,912
Medical - Biomedical and Genetic -- 2.0%
               24,900 Charles River Laboratories International, Inc.*                                       825,435
                3,200 Genzyme Corp.*                                                                        226,528
               17,000 Life Technologies Corp.*                                                              793,730
               17,500 Myriad Genetics, Inc.*                                                                287,175
                                                                                                          2,132,868
Medical - Drugs -- 0.8%
               29,800 Forest Laboratories, Inc.*                                                            921,714
Medical - HMO -- 0.5%
               20,000 Health Net, Inc.*                                                                     543,800
Medical - Wholesale Drug Distributors -- 0.5%
                8,400 McKesson Corp.                                                                        518,952
Medical Instruments -- 1.6%
               16,200 Beckman Coulter, Inc.                                                                 790,398
               25,200 St. Jude Medical, Inc.*                                                               991,368
                                                                                                          1,781,766
Medical Labs and Testing Services -- 1.5%
                8,400 Covance, Inc.*                                                                        393,036
               16,200 Laboratory Corp. of America Holdings*                                               1,270,566
                                                                                                          1,663,602
Medical Products -- 2.3%
               12,800 Becton, Dickinson and Co.                                                             948,480
               20,400 Covidien PLC (U.S. Shares)                                                            819,876
               14,900 Zimmer Holdings, Inc.*                                                                779,717
                                                                                                          2,548,073
Medical Sterilization Products -- 0.3%
               10,300 STERIS Corp.                                                                          342,166
Metal - Copper -- 1.2%
               15,000 Freeport-McMoRan Copper & Gold, Inc. - Class B                                      1,280,850
Metal Processors and Fabricators -- 0.5%
               14,800 Kaydon Corp.                                                                          512,080
Multi-Line Insurance -- 1.6%
               37,900 Allstate Corp.                                                                      1,195,745
               36,700 Old Republic International Corp.                                                      508,295
                                                                                                          1,704,040
Multimedia -- 0.7%
               21,500 Viacom, Inc. - Class B                                                                778,085
Networking Products -- 1.4%
               56,100 Cisco Systems, Inc.*                                                                1,228,590
               10,500 Polycom, Inc.*                                                                        286,440
                                                                                                          1,515,030
Non-Hazardous Waste Disposal -- 0.3%
               10,800 Republic Services, Inc.                                                               329,292
Oil Companies - Exploration and Production -- 7.6%
               10,800 Anadarko Petroleum Corp.                                                              616,140
               18,800 Bill Barrett Corp.*                                                                   676,800
               24,000 Cabot Oil & Gas Corp.                                                                 722,640
               22,200 Comstock Resources, Inc.*                                                             499,278
               10,400 Devon Energy Corp.                                                                    673,296
               25,400 EQT Corp.                                                                             915,924
               25,300 Forest Oil Corp.*                                                                     751,410
               12,818 Noble Energy, Inc.                                                                    962,504
                6,900 Occidental Petroleum Corp.                                                            540,270
               29,800 QEP Resources, Inc.                                                                   898,172
               10,200 Southwestern Energy Co.*                                                              341,088
               16,900 Ultra Petroleum Corp. (U.S. Shares)*                                                  709,462
                                                                                                          8,306,984
Oil Companies - Integrated -- 1.3%
               23,100 Hess Corp.                                                                          1,365,672
Oil Field Machinery and Equipment -- 0.8%
               18,700 National Oilwell Varco, Inc.                                                          831,589
Paper and Related Products -- 0.3%
                6,400 Rayonier, Inc.                                                                        320,768
Pharmacy Services -- 0.5%
               20,400 Omnicare, Inc.                                                                        487,152
Pipelines -- 1.5%
               16,700 Enterprise Products Partners L.P.                                                     662,489
               16,100 Plains All American Pipeline L.P.                                                   1,012,851
                                                                                                          1,675,340
Property and Casualty Insurance -- 2.1%
               19,400 Chubb Corp.                                                                         1,105,606
               20,727 HCC Insurance Holdings, Inc.                                                          540,767
               31,500 Progressive Corp.                                                                     657,405
                                                                                                          2,303,778
Reinsurance -- 3.0%
                8,150 Berkshire Hathaway, Inc. - Class B                                                    673,842
               17,100 Everest Re Group, Ltd.                                                              1,478,637
               13,700 PartnerRe, Ltd.                                                                     1,098,466
                                                                                                          3,250,945
REIT - Apartments -- 0.9%
                3,724 Avalonbay Communities, Inc.                                                           387,035
               14,400 BRE Properties, Inc. - Class A                                                        597,600
                                                                                                            984,635
REIT - Diversified -- 0.3%
               10,500 Liberty Property Trust                                                                334,950
REIT - Health Care -- 0.4%
               11,900 Nationwide Health Properties, Inc.                                                    460,173
REIT - Mortgage -- 0.8%
               17,600 Annaly Mortgage Management, Inc.                                                      309,760
               36,900 Redwood Trust, Inc.                                                                   533,574
                                                                                                            843,334
REIT - Office Property -- 1.1%
                7,300 Alexandria Real Estate Equities, Inc.                                                 511,000
               21,800 Mack-Cali Realty Corp.                                                                713,078
                                                                                                          1,224,078
REIT - Regional Malls -- 0.4%
                8,800 Taubman Centers, Inc.                                                                 392,568
REIT - Storage -- 0.4%
                4,985 Public Storage                                                                        483,744
REIT - Warehouse and Industrial -- 0.6%
               24,600 AMB Property Corp.                                                                    651,162
Rental Auto/Equipment -- 0.5%
               31,200 Aaron Rents, Inc.                                                                     575,640
Retail - Apparel and Shoe -- 1.4%
               38,600 American Eagle Outfitters, Inc.                                                       577,456
               53,400 Gap, Inc.                                                                             995,376
                                                                                                          1,572,832
Retail - Auto Parts -- 0.5%
                9,200 Advance Auto Parts, Inc.                                                              539,856
Retail - Automobile -- 0.2%
                5,900 Copart, Inc.*                                                                         194,523
Retail - Computer Equipment -- 0.5%
               24,800 GameStop Corp. - Class A*                                                             488,808
Retail - Consumer Electronics -- 0.4%
               11,600 Best Buy Co., Inc.                                                                    473,628
Retail - Discount -- 1.7%
               15,700 Big Lots, Inc.                                                                        522,025
                5,700 BJ's Wholesale Club, Inc.*                                                            236,550
               19,600 Wal-Mart Stores, Inc.                                                               1,048,992
                                                                                                          1,807,567
Retail - Drug Store -- 0.9%
               16,227 CVS Caremark Corp.                                                                    510,664
               13,300 Walgreen Co.                                                                          445,550
                                                                                                            956,214
Retail - Major Department Stores -- 0.8%
               31,900 JC Penney Co., Inc.                                                                   867,042
Retail - Pet Food and Supplies -- 0.4%
               13,800 PetSmart, Inc.                                                                        483,000
Retail - Regional Department Stores -- 0.3%
                7,000 Kohl's Corp.*                                                                         368,760
Savings/Loan/Thrifts -- 2.5%
               63,100 First Niagara Financial Group, Inc.                                                   735,115
               85,600 People's United Financial, Inc.                                                     1,120,504
               55,217 Washington Federal, Inc.                                                              842,611
                                                                                                          2,698,230
Schools -- 0.3%
                5,900 Apollo Group, Inc. - Class A                                                          302,965
Semiconductor Equipment -- 0.6%
               57,800 Applied Materials, Inc.                                                               675,104
Soap and Cleaning Preparations -- 0.3%
                4,405 Church & Dwight Co., Inc.                                                             286,061
Super-Regional Banks -- 1.3%
               18,000 Comerica, Inc.                                                                        668,700
               13,600 PNC Financial Services Group, Inc.                                                    705,976
                                                                                                          1,374,676
Telephone - Integrated -- 2.3%
               40,400 AT&T, Inc.                                                                          1,155,440
               33,000 CenturyTel, Inc.                                                                    1,302,180
                                                                                                          2,457,620
Textile-Home Furnishings -- 0.3%
                5,600 Mohawk Industries, Inc.*                                                              298,480
Tools - Hand Held -- 0.6%
               14,400 Snap-On, Inc.                                                                         669,744
Toys -- 0.4%
               20,200 Mattel, Inc.                                                                          473,892
Transportation - Marine -- 0.7%
               18,700 Kirby Corp.*                                                                          749,122
Transportation - Railroad -- 1.6%
               33,800 Kansas City Southern*                                                               1,264,458
                6,300 Union Pacific Corp.                                                                   515,340
                                                                                                          1,779,798
Transportation - Truck -- 0.4%
               12,300 J.B. Hunt Transport Services, Inc.                                                    426,810
Wireless Equipment -- 0.5%
               12,500 QUALCOMM, Inc.                                                                        564,000
X-Ray Equipment -- 0.8%
               51,900 Hologic, Inc.*                                                                        830,919
-------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $94,839,497)                                                                  108,274,372
-------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts -- 0.5 %
                   92 iShares Russell 2000(R) Index**
                       expires December 2010
                       exercise price $69.50                                                                 49,237
                  120 iShares Russell 2000(R) Index**
                       expires December 2010
                       exercise price $69.07                                                                 61,487
                  194 iShares Russell 2000(R) Index
                       expires December 2010
                       exercise price $66.00                                                                 70,152
                  200 iShares Russell 2000(R) Index**
                       expires December 2010
                       exercise price $62.00                                                                 47,659
                  210 iShares Russell Midcap(R) Value Index**
                       expires October 2010
                       exercise price $41.03                                                                 23,334
                  329 iShares Russell Midcap(R) Value Index
                       expires October 2010
                       exercise price $29.94                                                                 18,507
                  210 iShares Russell Midcap(R) Value Index
                       expires November 2010
                       exercise price $40.77                                                                 37,258
                  214 iShares Russell Midcap(R) Value Index**
                       expires December 2010,
                       exercise price $40.67                                                                 44,438
                  216 iShares Russell Midcap(R) Value Index**
                       expires December 2010
                       exercise price $40.34                                                                 41,599
                  208 iShares Russell Midcap(R) Value Index**
                       expires January 2011
                       exercise price $38.42                                                                 34,008
                  214 iShares Russell Midcap(R) Value Index**
                       expires January 2011
                       exercise price $37.39                                                                 28,788
                  216 iShares Russell Midcap(R) Value Index**
                       expires January 2011
                       exercise price $37.00                                                                 26,854
                   10 S&P Midcap 400 Index**
                       expires October 2010
                       exercise price $799.09                                                                13,339
                   10 S&P Midcap 400 Index**
                       expires November 2010
                       exercise price $756.39                                                                14,310
                   12 S&P Midcap 400 Index**
                       expires November 2010
                       exercise price $710.00                                                                 8,290
-------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $1,002,194)                                                            519,260
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 0.2 %
            $ 308,000 ING Financial Markets LLC, 0.2500%
                      dated 3/31/10, maturing 4/1/10
                      to be repurchased at $308,002
                      collateralized by $295,060
                      in U.S. Treasuries
                      0.0000% - 7.6250%, 11/18/10 - 8/15/25
                      with a value of $314,160
                      (cost $308,000)                                                                       308,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $96,149,691) - 100%                                                      $109,101,632
-------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                                                                 % of Investment
Country                                               Value           Securities
--------------------------------------------------------------------------------
Bermuda                                      $    3,821,181                 3.5%
Canada                                            2,145,622                 2.0%
Ireland                                           1,380,744                 1.3%
Switzerland                                       1,992,860                 1.8%
United Kingdom                                    1,679,707                 1.5%
United States++                                  98,081,518                89.9%
--------------------------------------------------------------------------------
Total                                        $  109,101,632               100.0%
--------------------------------------------------------------------------------

++  Includes Cash Equivalents (89.7% excluding Cash Equivalents)

Schedule of Written Options - Puts
-------------------------------------------------------------------------------
iShares Russell 2000(R) Index                                        $  (8,080)
 expires December 2010
 100 contracts
 exercise price $53.00
iShares Russell 2000(R) Index
 expires December 2010
 97 contracts
 exercise price $60.00                                                 (17,751)
iShares Russell 2000(R) Index
 expires December 2010
 60 contracts
 exercise price $62.02                                                 (14,330)
iShares Russell 2000(R) Index
 expires December 2010
 60 contracts
 exercise price $62.41                                                 (14,981)
iShares Russell Midcap Value(R) Index
 expires October 2010,
 220 contracts
 exercise price $35.86                                                    (705)
iShares Russell Midcap Value(R) Index
 expires October 2010
 105 contracts
 exercise price $36.8456                                                  (746)
iShares Russell Midcap Value(R) Index
 expires November 2010
 105 contracts
 exercise price $36.608                                                 (4,994)
iShares Russell Midcap Value(R) Index
 expires December 2010
 108 contracts
 exercise price $36.22                                                  (7,570)
iShares Russell Midcap Value(R) Index
 expires December 2010
 107 contracts
 exercise price $36.52                                                  (8,103)
iShares Russell Midcap Value(R) Index
 expires January 2011
 108 contracts
 exercise price $33.22                                                  (6,047)
iShares Russell Midcap Value(R) Index
 expires January 2011
 107 contracts
 exercise price $33.57                                                  (6,466)
iShares Russell Midcap Value(R) Index
 expires January 2011
 104 contracts
 exercise price $34.50                                                  (7,598)
S&P Midcap 400 Index
 expires October 2010
 5 contracts
 exercise price $717.55                                                   (655)
S&P Midcap 400 Index
 expires November 2010
 6 contracts
 exercise price $640.00                                                 (1,381)
S&P Midcap 400 Index
 expires November 2010
 5 contracts
 exercise price $679.21                                                 (2,129)
-------------------------------------------------------------------------------
Total Schedule of Written Options - Puts  (cost $269,122)            $(101,535)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2010)

                                                        Level 1 - Quoted Prices      Level 2 - Other Significant        Level 3 -
                                                                                     Observable Inputs                  Significant
                                                                                                                        Unobservable
                                                                                                                        Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Common Stock                                                  $108,274,372                       $-                        $-
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                               -                           308,000                     -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                               $108,274,372                    $308,000                     $-
------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options                                $519,260                         $ -                       $-
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a)                                     $-                        $(101,535)                    $-
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio                       $     235,168

Janus Aspen Worldwide Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.9%
Agricultural Chemicals - 4.7%
           123,070  Intrepid Potash, Inc.*                                                                              $  3,208,435
           198,407  Monsanto Co.                                                                                           9,509,648
           106,995  Mosaic Co.                                                                                             6,287,026
           125,359  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                18,056,710
                                                                                                                          37,061,819
Agricultural Operations - 0.7%
         6,658,810  Chaoda Modern Agriculture Holdings, Ltd.                                                               5,501,864
Brewery - 0.8%
           108,270  Anheuser-Busch InBev N.V.                                                                              6,360,173
Building - Residential and Commercial - 0.4%
             5,400  NVR, Inc.*                                                                                             3,496,662
Cable/Satellite TV - 1.6%
            11,557  Jupiter Telecommunications Co., Ltd.**                                                                12,463,128
Chemicals - Specialty - 1.3%
         6,540,230  Huabao International Holdings, Ltd.                                                                   10,193,168
Commercial Banks - 2.0%
           533,527  Standard Chartered PLC                                                                                15,329,119
Commercial Services - 1.9%
           609,561  Aggreko PLC                                                                                           15,050,891
Commercial Services - Finance - 0.9%
            31,020  MasterCard, Inc. - Class A                                                                             6,948,480
Computer Aided Design - 0.5%
            89,596  ANSYS, Inc.*                                                                                           3,785,431
Computers - 5.0%
            90,866  Apple, Inc.*                                                                                          25,783,228
           274,861  Research In Motion, Ltd. (U.S. Shares)*                                                               13,382,982
                                                                                                                          39,166,210
Computers - Peripheral Equipment - 0.5%
           240,228  Logitech International S.A.*                                                                           4,190,997
Cosmetics and Toiletries - 0.8%
            76,830  Colgate-Palmolive Co.                                                                                  5,905,154
Distribution/Wholesale - 2.7%
         3,769,450  Li & Fung, Ltd.                                                                                       21,099,314
Diversified Banking Institutions - 6.7%
         1,644,230  Bank of America Corp.                                                                                 21,555,854
           111,636  Goldman Sachs Group, Inc.**                                                                           16,140,333
           364,940  JPMorgan Chase & Co.                                                                                  13,893,266
                                                                                                                          51,589,453
Diversified Minerals - 0.9%
           192,361  BHP Billiton, Ltd.                                                                                     7,332,175
Diversified Operations - 2.8%
         1,415,065  China Merchants Holdings International Co., Ltd.                                                       5,135,990
           290,820  Danaher Corp.                                                                                         11,810,200
           597,400  Investimentos Itau S.A.                                                                                4,562,516
                                                                                                                          21,508,706
Educational Software - 4.4%
           555,296  Blackboard, Inc.*                                                                                     20,012,868
         1,039,241  Educomp Solutions, Ltd.                                                                               14,113,177
                                                                                                                          34,126,045
Electric - Distribution - 0.2%
           287,529  Equatorial Energia S.A.                                                                                1,742,136
Electronic Connectors - 0.5%
            86,050  Amphenol Corp. - Class A                                                                               4,214,729
Electronic Measuring Instruments - 1.4%
            50,800  Keyence Corp.**                                                                                       11,081,589
Enterprise Software/Services - 4.5%
           296,751  Autonomy Corp. PLC*                                                                                    8,457,269
           224,909  Aveva Group PLC                                                                                        5,177,895
           648,040  Oracle Corp.                                                                                          17,399,874
           140,318  Temenos Group A.G.*                                                                                    4,302,897
                                                                                                                          35,337,935
Finance - Investment Bankers/Brokers - 0.4%
           212,015  Charles Schwab Corp.                                                                                   2,947,009
Finance - Mortgage Loan Banker - 1.3%
           622,955  Housing Development Finance Corp.                                                                     10,170,717
Finance - Other Services - 1.7%
           606,740  BM&F Bovespa S.A.                                                                                      5,074,996
            11,745  CME Group, Inc.                                                                                        3,058,985
           680,717  IG Group Holdings PLC                                                                                  5,323,751
                                                                                                                          13,457,732
Food - Wholesale/Distribution - 1.0%
         3,160,375  Olam International, Ltd.                                                                               7,830,615
Gold Mining - 1.0%
           129,331  Newmont Mining Corp.                                                                                   8,123,280
Hotels and Motels - 0.6%
         2,126,000  Shangri-La Asia, Ltd.                                                                                  4,825,235
Human Resources - 1.6%
         1,029,488  Capita Group PLC                                                                                      12,721,549
Industrial Gases - 0.5%
            45,525  Praxair, Inc.                                                                                          4,109,087
Investment Management and Advisory Services - 0.8%
            44,935  Affiliated Managers Group, Inc.*                                                                       3,505,379
           766,199  GP Investments, Ltd. (BDR)*                                                                            2,817,141
                                                                                                                           6,322,520
Life and Health Insurance - 1.1%
           832,391  Prudential PLC                                                                                         8,330,098
Medical - Biomedical and Genetic - 5.7%
           103,750  Alexion Pharmaceuticals, Inc.*                                                                         6,677,350
           380,708  Celgene Corp.*,**                                                                                     21,932,587
           251,288  Gilead Sciences, Inc.*                                                                                 8,948,366
           210,565  Vertex Pharmaceuticals, Inc.*                                                                          7,279,232
                                                                                                                          44,837,535
Medical - Drugs - 1.1%
            86,343  Novo Nordisk A/S                                                                                       8,547,400
Medical - Generic Drugs - 0.3%
           126,568  Mylan, Inc.*                                                                                           2,380,744
Medical Instruments - 0.9%
           178,206  St. Jude Medical, Inc.*                                                                                7,010,624
Oil - Field Services - 2.5%
           273,751  AMEC PLC                                                                                               4,246,339
           363,215  Petrofac, Ltd.                                                                                         7,839,609
           121,540  Schlumberger, Ltd. (U.S. Shares)                                                                       7,488,079
                                                                                                                          19,574,027
Oil Companies - Integrated - 2.4%
           121,930  Exxon Mobil Corp.                                                                                      7,534,055
           104,920  Petroleo Brasileiro S.A. (U.S. Shares)                                                                 3,443,474
           144,343  Total S.A.                                                                                             7,444,320
                                                                                                                          18,421,849
Oil Field Machinery and Equipment - 0.6%
           121,210  Dresser-Rand Group, Inc.*                                                                              4,471,437
Optical Supplies - 0.7%
            31,564  Alcon, Inc. (U.S. Shares)                                                                              5,264,560

Pharmacy Services - 1.3%
           210,730  Express Scripts, Inc. - Class A*                                                                      10,262,551
Pipelines - 3.8%
           430,565  Energy Transfer Equity L.P.                                                                           15,982,572
           179,833  Enterprise GP Holdings L.P.                                                                           10,559,794
            64,519  Kinder Morgan Management LLC*                                                                          3,887,270
                                                                                                                          30,429,636
Printing - Commercial - 0.9%
           183,120  VistaPrint N.V. (U.S. Shares)*                                                                         7,077,588
Real Estate Management/Services - 0.8%
         4,983,188  Regus PLC                                                                                              6,265,389
Real Estate Operating/Development - 1.3%
         2,103,565  Hang Lung Properties, Ltd.                                                                            10,259,329
Retail - Consumer Electronics - 1.4%
           171,660  Yamada Denki Co., Ltd.**                                                                              10,655,470
Rubber/Plastic Products - 1.8%
           529,548  Jain Irrigation Systems, Ltd.                                                                         14,003,391
Schools - 2.6%
           318,600  Anhanguera Educacional Participacoes S.A.                                                              5,651,821
           480,010  Estacio Participacoes S.A.                                                                             5,507,474
           368,100  Kroton Educacional S.A.*                                                                               3,261,701
        29,125,075  Raffles Education Corp., Ltd.*                                                                         6,207,907
                                                                                                                          20,628,903
Semiconductor Equipment - 2.2%
           564,545  ASML Holding N.V.                                                                                     16,925,640
Tobacco - 3.8%
           155,745  British American Tobacco PLC                                                                           5,818,124
             4,701  Japan Tobacco, Inc.**                                                                                 15,680,433
           151,109  Philip Morris International, Inc.                                                                      8,465,126
                                                                                                                          29,963,683
Toys - 0.4%
            11,800  Nintendo Co., Ltd.**                                                                                   2,949,694
Transportation - Services - 1.0%
            48,255  C.H. Robinson Worldwide, Inc.                                                                          3,373,990
            97,135  Expeditors International of Washington, Inc.                                                           4,490,551
                                                                                                                           7,864,541
Web Portals/Internet Service Providers - 1.0%
           526,405  Yahoo!, Inc.*                                                                                          7,459,159
Wireless Equipment - 2.2%
            94,988  Crown Castle International Corp.*                                                                      4,193,720
           191,640  QUALCOMM, Inc.                                                                                         8,646,797
           108,770  SBA Communications Corp. - Class A*                                                                    4,383,431
                                                                                                                          17,223,948
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (cost $631,479,766)                                                                                  734,800,118
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bond- 1.1%
Enterprise Software/Services - 1.1%
       $ 4,850,000  Autonomy Corp. PLC, 3.2500%, 3/4/15 (cost $7,709,004)                                                  8,931,965
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 1.0%
Diversified Financial Services - 1.0%
           651,747  JP Morgan Chase & Co. - expires 10/28/18 (cost $7,006,280)                                             7,605,887
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.0%
        31,160,692  Janus Cash Liquidity Fund LLC, 0% (cost $31,160,692)                                                  31,160,692
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $677,355,742) - 100%                                                                      $782,498,662
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
Australia                                        $   7,332,175              0.9%
Belgium                                              6,360,173              0.8%
Bermuda                                             38,934,858              5.0%
Brazil                                              29,244,119              3.7%
Canada                                              31,439,692              4.0%
Cayman Islands                                       5,501,864              0.7%
Denmark                                              8,547,400              1.1%
France                                               7,444,320              0.9%
Hong Kong                                           15,395,319              2.0%
India                                               38,287,284              4.9%
Japan                                               52,830,313              6.7%
Jersey                                              14,104,998              1.8%
Netherlands                                         24,003,228              3.1%
Netherlands Antilles                                 7,488,079              1.0%
Singapore                                           14,038,522              1.8%
Switzerland                                         13,758,454              1.8%
United Kingdom                                      89,387,001             11.4%
United States++                                    378,400,863             48.4%
Total                                            $ 782,498,662            100.0%

++ Includes Cash Equivalents (44.4% excluding Cash Equivalents).

Forward Currency Contracts, Open as of September 30, 2010

Counterparty/
Currency Sold and                                       Currency       Currency         Unrealized
Settlement Date                                       Units Sold     Value U.S. $       Gain/(Loss)
Credit Suisse Securities (USA) LLC:
Yen 11/18/10                                       1,590,000,000    $  19,059,930     $    (504,023)
                                                      19,059,930         (504,023)
HSBC Securities (USA), Inc.:
Yen 10/7/10                                          789,000,000        9,453,904          (208,197)
                                                       9,453,904         (208,197)
JP Morgan Chase & Co.:
Yen 11/10/10                                       1,604,000,000       19,225,973           (32,942)
                                                      19,225,973          (32,942)
Total                                                          ~    $  47,739,807     $    (745,162)

Notes to Schedule of Investments (unaudited)

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2010)

                                                                             Level 2 - Other Significant       Level 3 - Significant
                                                 Level 1 - Quoted Prices          Observable Inputs             Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Worldwide Portfolio
Common Stock
Agricultural Operations                                  $            -               $    5,501,864                   $       -
Brewery                                                               -                    6,360,173                           -
Cable/Satellite TV                                                    -                   12,463,128                           -
Chemicals - Specialty                                                 -                   10,193,168                           -
Commercial Banks                                                      -                   15,329,119                           -
Commercial Services                                                   -                   15,050,891                           -
Computers - Peripheral Equipment                                      -                    4,190,997                           -
Distribution/Wholesale                                                -                   21,099,314                           -
Diversified Minerals                                                  -                    7,332,175                           -
Diversified Operations                                       16,372,716                    5,135,990                           -
Educational Software                                         20,012,868                   14,113,177                           -
Electronic Measuring Instruments                                      -                   11,081,589                           -
Enterprise Software/Services                                 17,399,874                   17,938,061                           -
Finance - Mortgage Loan Banker                                        -                   10,170,717                           -
Finance - Other Services                                      8,133,981                    5,323,751                           -
Food - Wholesale/Distribution                                         -                    7,830,615                           -
Hotels and Motels                                                     -                    4,825,235                           -
Human Resources                                                       -                   12,721,549                           -
Investment Management and Advisory Services                   3,505,379                    2,817,141                           -
Life and Health Insurance                                             -                    8,330,098                           -
Medical - Drugs                                                       -                    8,547,400                           -
Oil - Field Services                                          7,488,079                   12,085,948                           -
Oil Companies - Integrated                                    7,534,055                   10,887,794                           -
Real Estate Management/Services                                       -                    6,265,389                           -
Real Estate Operating/Development                                     -                   10,259,329                           -
Retail - Consumer Electronics                                         -                   10,655,470                           -
Rubber/Plastic Products                                               -                   14,003,391                           -
Schools                                                      14,420,996                    6,207,907                           -
Semiconductor Equipment                                               -                   16,925,640                           -
Tobacco                                                       8,465,126                   21,498,557                           -
Toys                                                                  -                    2,949,694                           -
All Other                                                   313,371,773                            -                           -

Corporate Bond                                                        -                    8,931,965                           -

Warrant                                                               -                    7,605,887                           -

Money Market                                                          -                   31,160,692                           -

Total Investments in Securities                          $  416,704,847               $  365,793,815                   $       -
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                                   $   75,775,963

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio and Janus Aspen Worldwide Portfolio (collectively, the "Portfolios" and individually, the "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes ten portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

The following accounting policies have been consistently followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter ("OTC") markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2010. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2010, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Portfolios may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Portfolios' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to equity risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange.
Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolios may require the counterparty to post collateral if the Portfolios have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

      - Counterparty Risk - Counterparty risk is the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio.

      - Credit Risk - Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

      - Currency Risk - Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      - Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

      - Index Risk - If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

      - Interest Rate Risk - Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio's NAV to likewise decrease, and vice versa.

      - Leverage Risk - Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      - Liquidity Risk - Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Equity-Linked Structured Notes

The Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the equity risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Portfolios may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the nine-month period ended September 30, 2010 is indicated in the tables below:

                                                  Number of     Premiums
Call Options                                      Contracts     Received

Janus Aspen Global Technology Portfolio

Options outstanding at December 31, 2009                    -         $ -

Options written                                           910     148,023

Options closed                                           (632)   (110,976)

Options expired                                             -           -

Options exercised                                        (278)    (37,047)

Options outstanding at September 30, 2010                   -         $ -

                                                  Number of     Premiums
Call Options                                      Contracts     Received
Janus Aspen Janus Portfolio

Options outstanding at December 31, 2009                2,346  $  115,587

Options written                                         3,794     570,463

Options closed                                           (381)    (43,815)

Options expired                                        (2,346)   (115,587)

Options exercised                                           -           -

Options outstanding at September 30, 2010               3,413  $  526,648


                                                  Number of     Premiums
Put Options                                       Contracts     Received

Janus Aspen Janus Portfolio

Options outstanding at December 31, 2009                    -  $        -

Options written                                        11,074   1,785,755

Options closed                                           (992)   (182,627)

Options expired                                          (223)   (133,800)

Options exercised                                           -           -


Options outstanding at September 30, 2010               9,859  $1,469,327


                                                  Number of     Premiums
Put Options                                       Contracts     Received

Janus Aspen Perkins Mid Cap Value Portfolio

Options outstanding at December 31, 2009                  764   $ 176,846

Options written                                         1,764     402,975

Options closed                                              -           -

Options expired                                        (1,231)   (310,699)

Options exercised                                           -           -

Options outstanding at September 30, 2010               1,297    $269,122


Other Options

In addition to the option strategies described above, the Portfolios may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets, others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Portfolios may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of a Portfolio's net assets, when combined with all other illiquid investments of a Portfolio. The Portfolios may use exotic options to the extent that they are consistent with the Portfolios' investment objectives and investment policies, and applicable regulations.

The Portfolios may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options or other spread options.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Portfolios are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio's total return.

Various types of swaps such as credit default (funded and unfunded), dividend, equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Portfolios may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Portfolios' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by posting of collateral by the counterparty to the Portfolios to cover the Portfolios' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A portfolio investing in CDXs is normally only permitted to take long positions in these instruments.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Portfolios gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Portfolio took a long position on a dividend index swap, the Portfolio would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Portfolios adopted the provisions for "Derivatives and Hedging," which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Portfolio expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Portfolio's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolios invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended September 30, 2010 are indicated in the table below:

Portfolio                               Average Monthly Value        Rates
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio               $666,480          3.0100% - 5.2500%
Janus Aspen Flexible Bond Portfolio          $471,632          3.0100% - 5.2500%
--------------------------------------------------------------------------------

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balances are invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Portfolios may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Exchange-Traded Notes

The Portfolios may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Portfolio's total return. The
Portfolios will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolios invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolios' right to redeem their investment in an ETN, which is meant to be held until maturity. The Portfolios' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Portfolios may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. The Portfolios may not experience similar performance as their assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Portfolios may be party to interfund lending agreements between the Portfolios and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Portfolios may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency
("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae's and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA's conservatorship will have on Fannie Mae's and Freddie Mac's debt and equities is unclear. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolios' yield and the Portfolios' return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset- backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Certain Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, a Portfolio sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

A Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on a Portfolio's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Portfolio, as applicable, are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

The Portfolios may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Under procedures adopted by the Trustees, the Portfolios may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, sovereign debt, convertible securities, foreign currency, and bank letters of credit, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Portfolios' direction to Deutsche Bank AG (the "Lending Agent"). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable).

The Portfolios did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Portfolios may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

When-Issued Securities

Certain Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2010 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                        Federal Tax Cost        Unrealized           Unrealized        Net Appreciation/
                                                                        Appreciation        (Depreciation)       (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                    $1,485,107,078        $222,555,768        $(39,249,289)         $183,306,479
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                   409,181,662          185,174,421          (18,476,880)         166,697,541
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                440,908,800           22,707,902            (70,536)            22,637,366
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                        828,806,403          297,877,578          (35,122,857)         262,754,721
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio             97,750,423           25,395,460          (1,882,191)           23,513,269
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                        496,654,472          135,995,997          (4,975,200)          131,020,797
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                    1,775,058,638         858,241,580         (205,630,447)         652,611,133
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio         97,630,969           14,988,943          (3,518,280)           11,470,663
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                    680,587,673          139,701,602          (37,790,613)         101,910,989
----------------------------------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of September 30, 2010 is as follows:

----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                        Federal Tax Cost         Unrealized           Unrealized             Net
                                                                        (Appreciation)        Depreciation       (Appreciation)/
                                                                                                                   Depreciation
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio            (3,897,045)                -                 402,936             402,936
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                        (6,390,112)            (358,388)                -               (358,388)
----------------------------------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Portfolios are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Portfolios' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolios' to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the nine-month period ended September 30, 2010, the following Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

-----------------------------------------------------------------------------------------------------------------------------
                                                        Purchases             Sales          Dividend           Value
                                                       Shares/Cost         Shares/Cost        Income         at 9/30/10
-----------------------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                        $543,611,634       $(540,167,895)       $38,806        $12,744,322
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                       92,274,683         (77,109,628)        17,170         24,755,076
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                    274,122,968        (270,478,083)       17,092          8,500,235
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                            192,754,499        (259,161,214)       35,277         32,790,000
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                39,747,886         (39,957,869)         3,026          1,650,019
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                           1,878,887,155      (1,980,372,000)      153,691        21,383,937
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                         455,688,618        (408,142,701)       34,234         75,901,918
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                        235,761,545        (205,776,853)       22,962         31,160,692
=============================================================================================================================
                                                     $3,712,848,988     $(1,536,932,211)     $322,258       $208,886,198
-----------------------------------------------------------------------------------------------------------------------------

Valuation Inputs Summary

In accordance with FASB guidance, the Portfolios utilize the "Fair Value Measurements and Disclosures" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts
(GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2010 to value each Portfolio's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Significant Accounting Policies. Management believes applying this guidance does not have a material impact on the financial statements.

The Portfolios adopted FASB Accounting Standards Update "Fair Value Measurements and Disclosures" (the "Update"). This Update applies to the Portfolios' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

------------------------------------------------------------------------------------------
Portfolio                                            Transfers In         Transfers Out
                                                  Level 1 to Level 2   Level 2 to Level 1
------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                                 $--           $121,040,838
------------------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                                $--           $ 36,121,829
------------------------------------------------------------------------------------------

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the year and no factor was applied at the end of the period.

The Portfolios recognize transfers between the levels as of the beginning of the year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, "Fair Value Measurements and Disclosures." This Accounting Standards Update will enhance and clarify existing fair value measurement disclosures. The required disclosures are effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this Accounting Standards Update will have on the Portfolios' financial statement disclosures.

Subsequent Event

In May 2009, in accordance with FASB guidance, the Portfolios adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to September 30, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in this filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: November 29, 2010

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2010